UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–3.51%	1.49%	2.73%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Lower inflation expectations and declining long-term interest rates provided a tailwind for fixed income investments during the first half of The Bond Fund of America’s fiscal year. For the six-month period ended June 30, 2017, the fund returned 2.50%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — gained 2.27%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, rose 2.40%. The fund continues to keep pace with these benchmarks over longer periods, as shown in the chart below.

The fund’s dividend income complemented the increase in bond prices. During the period, the fund paid dividends totaling about 12 cents per share. For investors, this amounted to an income return of 0.92% with dividends reinvested, and the same amount if taken in cash.

Bond market overview

Bond prices rose during the six-month period as falling oil prices led to lower-than-expected inflation reports. Long-term interest rates followed suit, declining modestly as consumer prices remained in check. The yield on the benchmark 10-year Treasury note declined 14 basis points to 2.31%. Bond yields (which move inversely to prices) declined despite signs of improving U.S. economic growth and the U.S. Federal Reserve’s determination to tighten monetary policy. The Fed raised short-term rates twice during the January-to-June period.

Results at a glance

For periods ended June 30, 2017, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	0.24%	2.24%	2.27%	3.12%	7.63%
Bloomberg Barclays U.S. Aggregate Index[1]	–0.31	2.48	2.21	4.48	7.59%
Lipper Core Bond Funds Average[2]	0.46	2.14	2.29	4.14	7.42%

[1]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The Bond Fund of America	1

Meanwhile, global bond yields moved higher amid better-than-expected economic growth in Europe and Japan. European Central Bank officials suggested that they may begin reducing the bank’s aggressive bond-buying program later this year if Europe’s economy continues to improve. Extremely low interest rates in Europe and Japan have acted like an anchor keeping U.S. rates relatively low, but that could change with a shift in monetary policy overseas. During the six-month period, the yield on Germany’s 10-year benchmark note rose 28 basis points to 0.47%.

U.S. corporate bond issuance remained strong as companies rushed to issue debt ahead of the Fed’s expected rate hikes. During the first half of the year, investment-grade bond issuance by U.S. companies totaled approximately $714 billion, staying on pace to match last year’s record high. Much of the bond proceeds were used to refinance existing debt, fund stock-repurchase programs and pay for acquisitions. Among the largest offerings, Microsoft sold $17 billion of bonds to help finance its purchase of LinkedIn.

Inside the portfolio

The fund remained invested in high-quality fixed income assets, including substantial holdings of U.S. Treasuries, corporate bonds and mortgage-backed securities. Over the six-month period, the fund’s exposure to corporate bonds moved moderately higher as the corporate market rallied. Managers also added to their holdings of mortgage-backed securities, although the position remained underweight compared to the benchmark. The fund’s Treasury holdings were reduced somewhat, largely to make room for opportunities in other sectors.

Within the Treasury market, managers continued to maintain significant investments in Treasury Inflation-Protected Securities (TIPS). The fund’s TIPS holdings were moderately reduced during the six-month period; however, since the index holds none, TIPS remain an area of high conviction among the portfolio managers. TIPS underperformed nominal Treasuries during the period as inflation expectations declined, but managers continue to believe that inflation will move higher over the long term and, therefore, TIPS remain an attractive investment.

The fund’s curve positioning detracted from results, relative to the index, as interest rates declined during the six-month period. To manage duration and curve positioning, the fund used both cash bonds and derivatives such as interest rate swaps and futures. Here, the fund primarily used these derivatives to shift its interest-rate exposure away from long maturities and towards intermediate maturities.

Looking ahead

The outlook for the U.S. economy remains positive. Gross domestic product (GDP) growth is expected to stay in the 2% to 2.5% range, which is enough to keep upward pressure on wages as the U.S. labor market approaches full employment. Although inflation weakened over the past six months, it is expected to pick up again later this

2	The Bond Fund of America

year and remain roughly in line with the Fed’s 2% inflation target. Global growth also looks promising amid gradually improving economic activity in Europe, China and a number of emerging markets.

Given these favorable conditions, the Fed is likely to proceed with its stated plan to gradually increase short-term interest rates. However, we continue to hold the view that long-term U.S. interest rates will remain “lower for longer” due to persistent pressures in the global markets, including aging populations in developed countries, lack of productivity growth and extremely low to negative interest rates elsewhere. In this environment, we believe U.S. rates could stay relatively low for years to come.

On a separate note, we would like to welcome new shareholders to The Bond Fund of America. The fund’s assets under management have increased considerably, growing from roughly $32 billion at the end of December to $34.6 billion as of June 30. We thank you and our existing shareholders for placing your trust in our portfolio management team. As always, we remain committed to providing our shareholders with as high a level of current income as is consistent with the preservation of capital. We are confident that the fund can continue to serve our investors well in this regard.

We look forward to reporting to you again in six months.

Cordially,

John H. Smet

President

August 11, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.80%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.70%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	3

Summary investment portfolio June 30, 2017	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	28.68%
AAA/Aaa	29.63
AA/Aa	4.24
A/A	12.61
BBB/Baa	16.51
Below investment grade	2.63
Unrated	.32
Short-term securities & other assets less liabilities	5.38

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.60%	Principal amount (000)	Value (000)
Corporate bonds & notes 31.26%
Financials 7.61%
Other securities		$2,631,093

Health care 5.05%
Other securities		1,746,764

Energy 4.72%
Other securities		1,632,197

Utilities 3.36%
Other securities		1,160,768

4	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
Consumer discretionary 3.29%
Other securities		$1,138,812

Consumer staples 1.78%
Other securities		616,876

Information technology 1.44%
Broadcom Ltd. 3.875% 2027[1]	$119,750	123,223
Other securities		373,362
		496,585

Real estate 1.24%
Other securities		427,968

Industrials 1.10%
Other securities		381,678

Telecommunication services 0.96%
Other securities		330,165

Materials 0.71%
Other securities		247,001

Total corporate bonds & notes		10,809,907

U.S. Treasury bonds & notes 28.66%
U.S. Treasury 24.38%
U.S. Treasury 1.625% 2020[2]	237,000	237,296
U.S. Treasury 1.75% 2020	165,290	165,756
U.S. Treasury 1.375% 2021[2]	133,000	131,574
U.S. Treasury 2.125% 2021	169,650	172,056
U.S. Treasury 2.25% 2021[2]	192,000	195,800
U.S. Treasury 1.75% 2022	280,514	278,980
U.S. Treasury 1.75% 2022	205,200	203,998
U.S. Treasury 1.875% 2022	760,500	760,439
U.S. Treasury 1.875% 2022	132,000	132,078
U.S. Treasury 2.125% 2022	324,830	327,432
U.S. Treasury 1.50% 2023	417,860	406,824
U.S. Treasury 2.125% 2023	172,663	173,257
U.S. Treasury 2.25% 2023	200,000	201,992
U.S. Treasury 2.00% 2024	487,993	484,026
U.S. Treasury 2.00% 2024	337,742	334,827
U.S. Treasury 2.25% 2027	153,200	152,535
U.S. Treasury 2.375% 2027	707,417	712,171
U.S. Treasury 2.875% 2045	121,150	122,003
U.S. Treasury 2.50% 2046	353,845	329,975
U.S. Treasury 3.00% 2047	614,941	635,308
U.S. Treasury 3.00% 2047	166,600	172,209
U.S. Treasury 1.13%–6.88% 2019–2046	2,054,374	2,099,095
		8,429,631

U.S. Treasury inflation-protected securities 4.25%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	128,914	130,860
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	145,863	140,821
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	129,838	130,768
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	387,823	381,235
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	185,301	176,731

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	$156,859	$152,435
U.S. Treasury Inflation-Protected Securities 0.25%–2.13% 2025–2046[3]	344,667	356,159
		1,469,009

Federal agency bonds & notes 0.03%
Other securities		10,015

Total U.S. Treasury bonds & notes		9,908,655

Mortgage-backed obligations 22.02%
Federal agency mortgage-backed obligations 20.34%
Fannie Mae 3.00% 2047[4,5]	151,300	150,839
Fannie Mae 3.00% 2047[4,5]	128,740	128,549
Fannie Mae 4.00% 2047[4,5]	278,764	292,501
Fannie Mae 4.00% 2047[4,5]	250,000	262,774
Fannie Mae 4.00% 2047[4]	211,199	222,180
Fannie Mae 4.50% 2047[4,5]	270,000	289,596
Fannie Mae 0%–11.00% 2017–2047[4,5,6]	1,449,642	1,509,505
Freddie Mac 3.50% 2047[4,5]	245,000	251,211
Freddie Mac 4.00% 2047[4,5]	717,534	753,186
Freddie Mac 4.00% 2047[4]	286,929	302,082
Freddie Mac 4.00% 2047[4]	160,008	168,538
Freddie Mac 4.00% 2047[4,5]	150,000	157,740
Freddie Mac 4.50% 2047[4,5]	194,300	208,095
Freddie Mac 0%–7.50% 2019–2050[4,5,6]	859,968	895,774
Government National Mortgage Assn. 4.00% 2047[4,5]	362,800	381,762
Government National Mortgage Assn. 4.00% 2047[4]	203,204	214,607
Government National Mortgage Assn. 4.00% 2047[4]	201,825	213,024
Government National Mortgage Assn. 2.50%–10.00% 2021–2065[4,5]	531,783	564,752
Other securities		67,817
		7,034,532

Collateralized mortgage-backed (privately originated) 1.15%
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,4,6]	136,273	137,655
Other securities		259,528
		397,183

Other 0.53%
Other securities		180,754

Total mortgage-backed obligations		7,612,469

Asset-backed obligations 9.01%
Capital One Multi-asset Execution Trust, Series 2015-A1, Class A1, 1.39% 2021[4]	255,414	255,324
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[4]	539,214	538,441
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[4]	268,400	268,665
Other securities		2,052,440
		3,114,870

Bonds & notes of governments & government agencies outside the U.S. 2.39%
Japan 0.10% 2024–2027[3]	¥17,610,167	163,206
Other securities		664,506
		827,712

6	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
Municipals 1.21%
Other 1.21%
Other securities		$418,864

Federal agency bonds & notes 0.05%
Federal Home Loan Bank 2.75% 2018	$16,635	16,851

Total bonds, notes & other debt instruments (cost: $32,414,669,000)		32,709,328

Preferred securities 0.01%
Financials 0.01%
Other securities		3,887

Total preferred securities (cost: $5,820,000)		3,887

Common stocks 0.01%
Other 0.01%
Other securities		4,978

Total common stocks (cost: $15,325,000)		4,978

Short-term securities 14.32%
Federal Home Loan Bank 0.80%–1.04% due 7/3/2017–10/3/2017	2,706,400	2,703,648
Freddie Mac 0.88% due 9/5/2017	75,000	74,872
Japanese Treasury Discount Bills (0.34)% due 9/11/2017	¥68,000,000	604,680
U.S. Treasury Bills 0.78%–1.07% due 7/6/2017–12/21/2017	$844,900	843,273
Other securities		723,506

Total short-term securities (cost: $4,949,325,000)		4,949,979
Total investment securities 108.94% (cost: $37,385,139,000)		37,668,172
Other assets less liabilities (8.94)%		(3,092,245)
Net assets 100.00%		$34,575,927

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $57,478,000, which represented .17% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,293,000, which represented .13% of the net assets of the fund.

The Bond Fund of America	7

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2017[8] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Euro-Bund Futures	Long	48	September 2017	$4,800	$8,874	$(150)
10 Year U.S. Treasury Note Futures	Long	5,588	September 2017	558,800	701,469	(3,535)
20 Year U.S. Treasury Bond Futures	Long	544	September 2017	54,400	83,606	660
30 Year Ultra U.S. Treasury Bond Futures	Short	165	September 2017	(16,500)	(27,369)	157
10 Year Ultra U.S. Treasury Note Futures	Short	9,553	September 2017	(955,300)	(1,287,864)	4,191
5 Year U.S. Treasury Note Futures	Long	84,740	October 2017	8,474,000	9,985,418	(26,203)
2 Year U.S. Treasury Note Futures	Short	162	October 2017	(32,400)	(35,010)	28
30 Day Federal Funds Futures	Long	5,589	October 2017	2,328,750	2,300,873	(124)
90 Day Euro Dollar Futures	Short	1,351	March 2018	(337,750)	(332,481)	(447)
90 Day Euro Dollar Futures	Short	1,610	December 2018	(402,500)	(395,255)	(830)
						$(26,253)

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD5,148	AUD6,900	Citibank	7/7/2017	$(155)
USD25,409	AUD34,300	JPMorgan Chase	7/7/2017	(951)
USD1,601	KRW1,800,000	Citibank	7/10/2017	28
USD480	GBP370	Bank of New York Mellon	7/10/2017	(2)
USD5,058	MXN92,628	Bank of America, N.A.	7/10/2017	(37)
USD12,577	MXN231,000	Bank of America, N.A.	7/10/2017	(130)
USD15,857	AUD21,000	Bank of America, N.A.	7/10/2017	(281)
USD2,829	TRY10,125	UBS AG	7/11/2017	(39)
USD14,191	SGD19,600	JPMorgan Chase	7/11/2017	(47)
USD10,400	JPY1,150,000	HSBC Bank	7/14/2017	169
USD21,003	CAD27,800	JPMorgan Chase	7/14/2017	(441)
USD14,849	KRW16,600,000	JPMorgan Chase	7/17/2017	336
USD55,715	INR3,600,000	HSBC Bank	7/17/2017	150
USD17,870	INR1,148,500	JPMorgan Chase	7/17/2017	143
BRL14,250	USD4,275	Citibank	7/17/2017	10
USD15,067	AUD20,000	Barclays Bank PLC	7/17/2017	(301)
USD115	TRY405	JPMorgan Chase	7/19/2017	1
USD9,901	BRL33,150	JPMorgan Chase	7/20/2017	(59)
USD3,900	BRL13,000	JPMorgan Chase	7/21/2017	(5)
MXN47,480	USD2,606	Bank of America, N.A.	7/24/2017	(2)
USD1,288	AUD1,700	JPMorgan Chase	7/24/2017	(18)
USD4,152	AUD5,500	Citibank	7/27/2017	(74)
JPY1,934,584	USD17,400	Citibank	7/27/2017	(179)
USD3,303	MXN59,392	Citibank	7/28/2017	47
USD769	MXN14,000	Citibank	7/28/2017	1
USD18,402	SEK160,200	Goldman Sachs	7/28/2017	(646)
USD9,325	BRL31,150	JPMorgan Chase	7/31/2017	(11)

8	The Bond Fund of America

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
JPY816,191	USD7,300	Bank of America, N.A.	8/4/2017	$(32)
USD49,262	JPY5,520,000	Citibank	8/10/2017	95
USD19,110	INR1,238,700	JPMorgan Chase	8/10/2017	53
USD1,009	INR65,350	Citibank	8/10/2017	3
USD6,833	EUR6,050	JPMorgan Chase	9/7/2017	(103)
USD12,206	EUR10,800	JPMorgan Chase	9/7/2017	(175)
USD12,417	EUR11,000	JPMorgan Chase	9/7/2017	(193)
USD447,804	JPY50,000,000	Goldman Sachs	9/11/2017	1,824
USD161,031	JPY18,000,000	Goldman Sachs	9/11/2017	478
USD46,191	JPY5,250,000	Citibank	9/13/2017	(641)
USD10,547	JPY1,170,000	JPMorgan Chase	11/10/2017	79
				$(1,105)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
0.27%	SONIA	9/14/2017		£14,150,000	$553	$—	$553
U.S. EFFR	1.1745%	11/1/2017		$38,040,100	1,141	—	1,141
U.S. EFFR	1.17865%	11/1/2017		19,019,900	380	—	380
U.S. EFFR	1.19125%	11/1/2017		11,850,000	119	—	119
U.S. EFFR	1.18625%	11/1/2017		6,895,000	69	—	69
U.S. EFFR	1.201%	11/1/2017		3,185,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017		3,185,000	—	—	—
U.S. EFFR	1.199%	11/1/2017		1,600,000	—	—	—
U.S. EFFR	1.2085%	11/1/2017		4,400,000	(44)	—	(44)
U.S. EFFR	1.212%	11/1/2017		3,300,000	(66)	—	(66)
1.18625%	U.S. EFFR	11/1/2017		6,600,000	(66)	—	(66)
U.S. EFFR	1.211%	11/1/2017		3,450,000	(69)	—	(69)
U.S. EFFR	1.204%	11/1/2017		8,370,000	(84)	—	(84)
U.S. EFFR	1.2165%	11/1/2017		17,600,000	(352)	—	(352)
SONIA	0.295%	11/2/2017		£12,030,000	470	—	470
U.S. EFFR	1.26%	1/31/2018		$3,400,000	102	—	102
U.S. EFFR	1.2695%	1/31/2018		3,300,000	33	—	33
1.135%	3-month Canada BA	6/22/2018	C$	1,238,000	(1,041)	—	(1,041)
1.1325%	3-month Canada BA	6/23/2018		631,000	(555)	—	(555)
3-month Canada BA	1.1875%	6/28/2018		1,239,000	707	—	707
3-month Canada BA	1.2075%	6/28/2018		630,000	262	—	262
7.48%	28-day MXN-TIIE	1/11/2019	MXN	3,460,000	1,373	—	1,373
7.46%	28-day MXN-TIIE	1/24/2019		1,960,000	786	—	786
1.385%	U.S. EFFR	3/14/2019		$1,086,000	87	—	87
1.329%	U.S. EFFR	3/27/2019		430,000	(417)	—	(417)
1.33125%	U.S. EFFR	3/27/2019		450,000	(418)	—	(418)
1.32625%	U.S. EFFR	4/5/2019		233,800	(253)	—	(253)
1.34875%	U.S. EFFR	4/5/2019		407,500	(281)	—	(281)
1.313%	U.S. EFFR	4/13/2019		126,000	(175)	—	(175)

The Bond Fund of America	9

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
7.195%	28-day MXN-TIIE	4/15/2019	MXN	1,090,000	$288	$—	$288
3-month USD-LIBOR	1.5145%	4/19/2019		$942,000	1,083	—	1,083
3-month USD-LIBOR	1.512%	4/19/2019		472,000	566	—	566
1.345%	U.S. EFFR	5/3/2019		440,000	(418)	—	(418)
3-month USD-LIBOR	1.54%	5/18/2019		110,000	92	—	92
7.51%	28-day MXN-TIIE	5/30/2019	MXN	1,550,000	966	—	966
3-month USD-LIBOR	1.504%	6/8/2019		$362,500	631	—	631
3-month USD-LIBOR	1.5055%	6/8/2019		362,500	620	—	620
1.337%	U.S. EFFR	6/8/2019		725,000	(1,015)	—	(1,015)
3-month USD-LIBOR	1.5395%	6/12/2019		362,500	395	—	395
1.367%	U.S. EFFR	6/12/2019		362,500	(305)	—	(305)
3-month USD-LIBOR	1.546%	6/14/2019		440,000	444	—	444
3-month USD-LIBOR	1.553%	6/14/2019		304,000	268	—	268
1.37%	U.S. EFFR	6/14/2019		304,000	(240)	—	(240)
3-month USD-LIBOR	1.555%	6/21/2019		362,500	352	—	352
1.362%	U.S. EFFR	6/21/2019		362,500	(363)	—	(363)
3-month USD-LIBOR	1.5445%	6/28/2019		362,500	460	—	460
1.351%	U.S. EFFR	6/28/2019		362,500	(460)	—	(460)
3-month USD-LIBOR	1.566%	6/30/2019		50,000	40	—	40
3-month USD-LIBOR	0.821%	7/8/2019		95,000	1,492	—	1,492
1.8725%	3-month USD-LIBOR	3/20/2020		240,000	1,068	—	1,068
7.14%	28-day MXN-TIIE	4/29/2020	MXN	2,118,400	1,192	—	1,192
3-month USD-LIBOR	1.305%	4/25/2021		$293,000	5,708	—	5,708
3-month USD-LIBOR	1.0695%	6/17/2021		160,000	4,774	—	4,774
3-month USD-LIBOR	1.086%	6/21/2021		74,000	2,172	—	2,172
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	(650)	—	(650)
3-month USD-LIBOR	1.217%	9/22/2021		44,000	1,185	—	1,185
3-month USD-LIBOR	1.225%	9/22/2021		44,000	1,170	—	1,170
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	12,733	—	12,733
3-month USD-LIBOR	1.25%	9/23/2021		430,000	11,012	—	11,012
3-month USD-LIBOR	1.225%	9/23/2021		346,500	9,227	—	9,227
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	8,584	—	8,584
1.88984%	3-month USD-LIBOR	1/17/2022		350,000	(284)	—	(284)
3-month USD-LIBOR	1.917%	1/20/2022		118,000	(42)	—	(42)
1.967%	3-month USD-LIBOR	1/26/2022		125,000	315	—	315
3-month USD-LIBOR	2.01215%	2/2/2022		143,000	(629)	—	(629)
3-month USD-LIBOR	2.074%	2/17/2022		160,000	(1,130)	—	(1,130)
3-month USD-LIBOR	2.0525%	3/27/2022		150,000	(865)	—	(865)
3-month USD-LIBOR	1.962%	5/3/2022		45,000	(60)	—	(60)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	301	—	301
2.80%	3-month USD-LIBOR	9/2/2022		$785,000	7,222	—	7,222
1.176%	3-month USD-LIBOR	2/16/2023		240,000	(10,634)	—	(10,634)
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(4,001)	—	(4,001)
1.309%	3-month USD-LIBOR	9/27/2023		27,000	(1,184)	—	(1,184)
2.031%	3-month USD-LIBOR	1/17/2024		80,000	(210)	—	(210)
3-month USD-LIBOR	2.202%	2/2/2024		180,000	(1,404)	—	(1,404)
2.296%	3-month USD-LIBOR	3/21/2024		125,000	1,665	—	1,665
3-month USD-LIBOR	2.82125%	4/11/2024		22,000	(1,027)	—	(1,027)
3-month USD-LIBOR	2.168%	5/15/2024		70,000	(333)	—	(333)
3-month USD-LIBOR	2.7455%	6/19/2024		5,000	(211)	—	(211)
3-month USD-LIBOR	1.902%	2/2/2025		3,000	51	—	51

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	$(1,459)	$—	$(1,459)
2.59%	3-month USD-LIBOR	3/27/2025		$130,000	1,039	—	1,039
2.524%	3-month USD-LIBOR	4/14/2025		123,000	581	—	581
2.2725%	3-month USD-LIBOR	6/8/2025		30,000	(224)	—	(224)
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,230)	—	(1,230)
3-month USD-LIBOR	2.1145%	12/10/2025		$10,000	61	—	61
3-month USD-LIBOR	2.149%	1/7/2026		10,000	39	—	39
3-month USD-LIBOR	2.0235%	1/13/2026		38,000	526	—	526
3-month USD-LIBOR	1.9615%	1/14/2026		110,000	2,061	—	2,061
6-month JPY-LIBOR	0.3822%	1/15/2026		¥5,100,000	(663)	—	(663)
3-month USD-LIBOR	1.8855%	1/25/2026		$150,000	3,737	—	3,737
6-month JPY-LIBOR	0.228%	2/8/2026		¥8,500,000	(94)	—	(94)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	84	—	84
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	(158)	—	(158)
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	(83)	—	(83)
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	(181)	—	(181)
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(165)	—	(165)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(359)	—	(359)
3-month USD-LIBOR	1.3805%	7/5/2026		$78,000	5,452	—	5,452
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(3,326)	—	(3,326)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	(113)	—	(113)
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(2,018)	—	(2,018)
2.191%	3-month USD-LIBOR	1/17/2027		$50,000	(258)	—	(258)
2.202%	3-month USD-LIBOR	1/17/2027		103,000	(433)	—	(433)
3-month USD-LIBOR	2.5705%	3/14/2027		212,000	(5,915)	—	(5,915)
2.4805%	3-month USD-LIBOR	3/21/2027		125,000	2,475	—	2,475
2.333%	3-month USD-LIBOR	3/29/2027		150,000	992	—	992
2.3335%	3-month USD-LIBOR	3/29/2027		112,000	746	—	746
28-day MXN-TIIE	7.47%	4/5/2027	MXN	290,000	(357)	—	(357)
3-month USD-LIBOR	2.272%	4/13/2027		$22,500	(23)	—	(23)
3-month USD-LIBOR	2.262%	4/18/2027		10,000	(1)	—	(1)
3-month USD-LIBOR	2.2225%	4/19/2027		104,000	358	—	358
3-month USD-LIBOR	2.22%	4/19/2027		53,000	195	—	195
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	665,000	626	—	626
0.8153%	6-month EURIBOR	4/28/2027		€69,000	(495)	—	(495)
3-month USD-LIBOR	2.293%	5/3/2027		$54,000	(148)	—	(148)
6-month GBP-LIBOR	1.206%	5/16/2027		£37,500	555	—	555
6-month GBP-LIBOR	1.215%	5/16/2027		37,500	513	—	513
28-day MXN-TIIE	7.625%	5/20/2027	MXN	410,000	(755)	—	(755)
3-month USD-LIBOR	2.1385%	6/2/2027		$15,000	173	—	173
7.11%	28-day MXN-TIIE	6/21/2027	MXN	1,500,000	—	—	—
3-month USD-LIBOR	2.7315%	3/27/2030		$68,000	(911)	—	(911)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	(561)	—	(561)
3-month USD-LIBOR	2.451%	6/8/2030		16,000	190	—	190
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(5,425)	—	(5,425)
3-month USD-LIBOR	1.87%	8/18/2031		57,000	3,756	—	3,756
3.4275%	3-month USD-LIBOR	4/11/2034		23,000	3,171	—	3,171
2.523%	3-month USD-LIBOR	12/8/2035		5,000	34	—	34
3-month USD-LIBOR	2.3505%	1/20/2045		3,000	110	—	110
3-month USD-LIBOR	2.943%	7/17/2045		40,000	(3,488)	—	(3,488)
3-month USD-LIBOR	2.6995%	9/2/2045		40,000	(1,448)	—	(1,448)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.7055%	9/2/2045	$50,000	$(1,873)	$—	$(1,873)
3-month USD-LIBOR	2.6785%	9/4/2045	60,000	(1,906)	—	(1,906)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	106	—	106
3-month USD-LIBOR	2.525%	10/20/2045	28,000	17	—	17
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(31)	—	(31)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(1,114)	—	(1,114)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(119)	—	(119)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(333)	—	(333)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(603)	—	(603)
3-month USD-LIBOR	2.4095%	1/14/2046	30,000	758	—	758
3-month USD-LIBOR	2.396%	1/19/2046	25,000	703	—	703
3-month USD-LIBOR	1.991%	6/13/2046	8,000	922	—	922
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	462	—	462
1.803%	3-month USD-LIBOR	7/14/2046	11,000	(1,717)	—	(1,717)
3-month USD-LIBOR	2.403%	11/21/2046	25,000	680	—	680
2.5445%	3-month USD-LIBOR	12/6/2046	45,000	157	—	157
2.542%	3-month USD-LIBOR	12/6/2046	17,000	50	—	50
3-month USD-LIBOR	2.7265%	12/22/2046	97,000	(4,165)	—	(4,165)
2.6625%	3-month USD-LIBOR	1/27/2047	35,000	1,020	—	1,020
2.664%	3-month USD-LIBOR	2/2/2047	56,000	1,648	—	1,648
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	831	—	831
3-month USD-LIBOR	2.6915%	2/23/2047	16,000	(568)	—	(568)
3-month USD-LIBOR	2.798%	3/15/2047	26,000	(1,531)	—	(1,531)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(2,459)	—	(2,459)
3-month USD-LIBOR	2.601%	4/6/2047	23,300	(367)	—	(367)
3-month USD-LIBOR	2.609%	4/6/2047	23,200	(406)	—	(406)
3-month USD-LIBOR	2.4885%	4/19/2047	21,000	185	—	185
3-month USD-LIBOR	2.4965%	4/19/2047	21,000	148	—	148
3-month USD-LIBOR	2.409%	4/20/2047	21,000	551	—	551
3-month USD-LIBOR	2.4615%	4/20/2047	24,000	353	—	353
3-month USD-LIBOR	2.5025%	5/5/2047	20,000	114	—	114
1.4903%	6-month GBP-LIBOR	5/16/2047	£14,500	(483)	—	(483)
1.4763%	6-month GBP-LIBOR	5/16/2047	14,500	(548)	—	(548)
2.3825%	3-month USD-LIBOR	6/9/2047	$10,000	(321)	—	(321)
3-month USD-LIBOR	2.465%	6/15/2047	25,000	350	—	350
3-month USD-LIBOR	2.4225%	6/16/2047	4,000	93	—	93
2.5205%	3-month USD-LIBOR	7/5/2047	10,000	—	—	—
					$—	$40,659

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$44,100	$(3,180)	$(1,146)	$(2,034)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	582,600	(40,185)	(41,808)	1,623
					$(42,954)	$(411)

12	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,923,358,000, which represented 14.24% of the net assets of the fund.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $268,762,000, which represented .78% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SEK/SKr = Swedish kronor

SGD = Singapore dollars

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

See Notes to Financial Statements

The Bond Fund of America	13

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $37,385,139)		$37,668,172
Cash		14,667
Cash denominated in currencies other than U.S. dollars (cost: $17,917)		18,162
Unrealized appreciation on open forward currency contracts		3,417
Receivables for:
Sales of investments	$4,974,468
Sales of fund’s shares	71,254
Closed forward currency contracts	3,119
Variation margin on futures contracts	3,827
Variation margin on swap contracts	17,605
Dividends and interest	171,300
Other	102	5,241,675
		42,946,093
Liabilities:
Unrealized depreciation on open forward currency contracts		4,522
Payables for:
Purchases of investments	8,271,288
Repurchases of fund’s shares	49,073
Dividends on fund’s shares	1,464
Closed forward currency contracts	53
Investment advisory services	5,226
Services provided by related parties	7,815
Trustees’ deferred compensation	784
Variation margin on futures contracts	17,320
Variation margin on swap contracts	11,617
Other	1,004	8,365,644
Net assets at June 30, 2017		$34,575,927

Net assets consist of:
Capital paid in on shares of beneficial interest		$35,577,794
Undistributed net investment income		6,236
Accumulated net realized loss		(1,303,933)
Net unrealized appreciation		295,830
Net assets at June 30, 2017		$34,575,927

See Notes to Financial Statements

14	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,676,958 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$19,472,342	1,507,599	$12.92
Class C	1,144,967	88,646	12.92
Class T	10	1	12.92
Class F-1	774,894	59,994	12.92
Class F-2	3,239,145	250,783	12.92
Class F-3	1,352,067	104,680	12.92
Class 529-A	939,286	72,722	12.92
Class 529-C	317,937	24,616	12.92
Class 529-E	48,222	3,733	12.92
Class 529-T	10	1	12.92
Class 529-F-1	81,809	6,334	12.92
Class R-1	35,851	2,776	12.92
Class R-2	481,732	37,297	12.92
Class R-2E	13,962	1,081	12.92
Class R-3	640,736	49,607	12.92
Class R-4	575,886	44,587	12.92
Class R-5E	408	32	12.92
Class R-5	162,800	12,604	12.92
Class R-6	5,293,863	409,865	12.92

See Notes to Financial Statements

The Bond Fund of America	15

Statement of operations	unaudited
for the six months ended June 30, 2017	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $100)	$399,589
Dividends	274	$399,863
Fees and expenses*:
Investment advisory services	30,191
Distribution services	37,167
Transfer agent services	21,006
Administrative services	4,288
Reports to shareholders	1,063
Registration statement and prospectus	1,004
Trustees’ compensation	173
Auditing and legal	94
Custodian	129
Other	590	95,705
Net investment income		304,158

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $26)	(133,909)
Futures contracts	119,055
Forward currency contracts	123,361
Swap contracts	(47,960)
Currency transactions	(1,207)	59,340
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $440)	574,320
Futures contracts	(2,558)
Forward currency contracts	(145,144)
Swap contracts	(3,617)
Currency translations	443	423,444
Net realized gain and unrealized appreciation		482,784

Net increase in net assets resulting from operations		$786,942

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	The Bond Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30,	December 31,
	2017*	2016

Operations:
Net investment income	$304,158	$548,020
Net realized gain	59,340	216,319
Net unrealized appreciation (depreciation)	423,444	(19,289)
Net increase in net assets resulting from operations	786,942	745,050

Dividends paid or accrued to shareholders from net investment income	(300,472)	(514,154)

Net capital share transactions	2,125,369	3,471,685

Total increase in net assets	2,611,839	3,702,581

Net assets:
Beginning of period	31,964,088	28,261,507
End of period (including undistributed net investment income: $6,236 and $2,550, respectively)	$34,575,927	$31,964,088

*Unaudited.

See Notes to Financial Statements

The Bond Fund of America	17

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make

18	The Bond Fund of America

estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

The Bond Fund of America	19

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

20	The Bond Fund of America

appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Bond Fund of America	21

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$10,788,459	$21,448	$10,809,907
U.S. Treasury bonds & notes	—	9,908,655	—	9,908,655
Mortgage-backed obligations	—	7,612,469	—	7,612,469
Asset-backed obligations	—	3,114,870	—	3,114,870
Bonds & notes of governments & government agencies outside the U.S.	—	827,712	—	827,712
Municipals	—	418,864	—	418,864
Federal agency bonds & notes	—	16,851	—	16,851
Preferred securities	—	3,887	—	3,887
Common stocks	—	887	4,091	4,978
Short-term securities	—	4,949,979	—	4,949,979
Total	$—	$37,642,633	$25,539	$37,668,172

22	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,036	$—	$—	$5,036
Unrealized appreciation on open forward currency contracts	—	3,417	—	3,417
Unrealized appreciation on interest rate swaps	—	118,780	—	118,780
Unrealized appreciation on credit default swaps	—	1,623	—	1,623
Liabilities:
Unrealized depreciation on futures contracts	(31,289)	—	—	(31,289)
Unrealized depreciation on open forward currency contracts	—	(4,522)	—	(4,522)
Unrealized depreciation on interest rate swaps	—	(78,121)	—	(78,121)
Unrealized depreciation on credit default swaps	—	(2,034)	—	(2,034)
Total	$(26,253)	$39,143	$—	$12,890

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

The Bond Fund of America	23

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the

24	The Bond Fund of America

market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

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Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

26	The Bond Fund of America

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $16,380,053,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,205,778,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks

The Bond Fund of America	27

may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $33,076,427,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

28	The Bond Fund of America

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $540,371,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures contracts	Interest	Net unrealized appreciation*	$5,036	Net unrealized depreciation*	$31,289
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,417	Unrealized depreciation on open forward currency contracts	4,522
Forward currency	Currency	Receivables for closed forward currency contracts	3,119	Payables for closed forward currency contracts	53
Interest rate swaps	Interest	Net unrealized appreciation*	118,780	Net unrealized depreciation*	78,121
Credit default swaps	Credit	Net unrealized appreciation*	1,623	Net unrealized depreciation*	2,034
			$131,975		$116,019

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		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures contracts	Interest	Net realized gain on futures contracts	$119,055	Net unrealized depreciation on futures contracts	$(2,558)
Forward currency	Currency	Net realized gain on forward currency contracts	123,361	Net unrealized depreciation on forward currency contracts	(145,144)
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(16,271)	Net unrealized depreciation on interest rate swaps	(20,566)

Credit default swaps	Credit	Net realized loss on credit default swaps	(31,689)	Net unrealized appreciation on credit default swaps	16,949
			$194,456		$(151,319)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

30	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$51	$(51)	$—	$—	$—
Citibank	1,115	(1,052)	(63)	—	—
Goldman Sachs	2,302	(646)	—	—	1,656
HSBC Bank	319	—	(250)	—	69
JPMorgan Chase	2,684	(2,053)	(631)	—	—
UBS AG	65	(39)	—	—	26
Total	$6,536	$(3,841)	$(944)	$—	$1,751
Liabilities:
Bank of America, N.A.	$482	$(51)	$(431)	$—	$—
Bank of New York
Mellon	2	—	—	—	2
Barclays Bank PLC	301	—	(95)	—	206
Citibank	1,052	(1,052)	—	—	—
Goldman Sachs	646	(646)	—	—	—
JPMorgan Chase	2,053	(2,053)	—	—	—
UBS AG	39	(39)	—	—	—
Total	$4,575	$(3,841)	$(526)	$—	$208

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2014.

The Bond Fund of America	31

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$132,930
Capital loss carryforward expiring 2017*	(1,282,818)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$460,545
Gross unrealized depreciation on investment securities	(187,049)
Net unrealized appreciation on investment securities	273,496
Cost of investment securities	37,394,676

32	The Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2017		Year ended December 31, 2016
Class A	$175,658		$331,377
Class B1	28		436
Class C	6,175		12,115
Class T2	—	[3]
Class F-1	6,807		12,250
Class F-2	35,807		42,281
Class F-3[4]	4,695
Class 529-A	8,043		14,899
Class 529-B1	2		33
Class 529-C	1,561		2,833
Class 529-E	366		681
Class 529-T2	—	[3]
Class 529-F-1	785		1,403
Class R-1	204		419
Class R-2	2,610		5,073
Class R-2E	84		77
Class R-3	4,909		9,355
Class R-4	5,145		9,284
Class R-5E	4		—	[3]
Class R-5	1,678		3,606
Class R-6	45,911		68,032
Total	$300,472		$514,154

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income

The Bond Fund of America	33

and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2017, the investment advisory services fee was $30,191,000, which was equivalent to an annualized rate of 0.186% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

34	The Bond Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	35

For the six months ended June 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$23,224	$14,769		$960		Not applicable
Class B1	28	6		Not applicable		Not applicable
Class C	5,948	937		299		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	951	589		191		Not applicable
Class F-2	Not applicable	1,986		862		Not applicable
Class F-3[4]	Not applicable	22		112		Not applicable
Class 529-A	1,022	616		229		$310
Class 529-B1	2	1		—	[3]	—	[3]
Class 529-C	1,549	225		79		107
Class 529-E	116	17		12		16
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	53		20		27
Class R-1	191	23		10		Not applicable
Class R-2	1,804	911		122		Not applicable
Class R-2E	37	13		3		Not applicable
Class R-3	1,596	511		160		Not applicable
Class R-4	699	284		140		Not applicable
Class R-5E	Not applicable	—	[3]	—	[3]	Not applicable
Class R-5	Not applicable	43		39		Not applicable
Class R-6	Not applicable	—		1,050		Not applicable
Total class-specific expenses	$37,167	$21,006		$4,288		$460

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $173,000 in the fund’s statement of operations reflects $107,000 in current fees (either paid in cash or deferred) and a net increase of $66,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or

36	The Bond Fund of America

affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017

Class A	$1,799,271	140,222	$171,385		13,334		$(2,225,256)	(173,577)	$(254,600)	(20,021)
Class B2	53	4	26		2		(19,802)	(1,552)	(19,723)	(1,546)
Class C	89,780	6,999	6,040		470		(245,236)	(19,140)	(149,416)	(11,671)
Class T3	10	1	—		—		—	—	10	1
Class F-1	125,507	9,802	6,598		513		(126,231)	(9,843)	5,874	472
Class F-2	1,405,387	109,658	34,935		2,719		(1,591,820)	(123,934)	(151,498)	(11,557)
Class F-3[4]	1,398,331	108,673	4,648		359		(56,166)	(4,352)	1,346,813	104,680
Class 529-A	71,421	5,568	8,014		623		(70,877)	(5,532)	8,558	659
Class 529-B2	14	1	2		—	[5]	(1,626)	(127)	(1,610)	(126)
Class 529-C	23,002	1,794	1,553		121		(32,982)	(2,574)	(8,427)	(659)
Class 529-E	3,421	267	364		28		(3,863)	(302)	(78)	(7)
Class 529-T3	10	1	—	[5]	—	[5]	—	—	10	1
Class 529-F-1	10,427	813	780		61		(7,842)	(611)	3,365	263
Class R-1	2,999	234	201		16		(10,197)	(796)	(6,997)	(546)
Class R-2	62,553	4,883	2,574		200		(105,133)	(8,213)	(40,006)	(3,130)
Class R-2E	6,649	519	84		7		(2,228)	(173)	4,505	353
Class R-3	96,140	7,505	4,871		379		(121,162)	(9,452)	(20,151)	(1,568)
Class R-4	93,814	7,319	5,119		398		(87,659)	(6,837)	11,274	880
Class R-5E	490	39	4		—	[5]	(102)	(8)	392	31
Class R-5	32,770	2,558	1,664		129		(22,889)	(1,784)	11,545	903
Class R-6	1,935,680	150,196	45,919		3,572		(596,070)	(46,437)	1,385,529	107,331
Total net increase (decrease)	$7,157,729	557,056	$294,781		22,931		$(5,327,141)	(415,244)	$2,125,369	164,743

See page 38 for footnotes.

The Bond Fund of America	37

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class A	$3,951,151	305,755	$322,470	24,958	$(3,596,110)	(278,510)	$677,511	52,203
Class B	2,346	182	426	33	(67,889)	(5,259)	(65,117)	(5,044)
Class C	299,015	23,154	11,733	909	(410,436)	(31,798)	(99,688)	(7,735)
Class F-1	265,974	20,611	11,850	917	(199,852)	(15,485)	77,972	6,043
Class F-2	2,487,608	191,937	41,181	3,190	(692,695)	(53,585)	1,836,094	141,542
Class 529-A	156,763	12,132	14,850	1,150	(161,563)	(12,512)	10,050	770
Class 529-B	441	34	33	2	(6,302)	(488)	(5,828)	(452)
Class 529-C	58,197	4,506	2,819	218	(79,881)	(6,190)	(18,865)	(1,466)
Class 529-E	7,869	608	678	53	(9,195)	(712)	(648)	(51)
Class 529-F-1	21,542	1,671	1,394	108	(17,920)	(1,391)	5,016	388
Class R-1	9,616	746	416	32	(15,151)	(1,173)	(5,119)	(395)
Class R-2	141,658	10,987	5,019	389	(183,298)	(14,209)	(36,621)	(2,833)
Class R-2E	9,530	736	77	6	(1,607)	(125)	8,000	617
Class R-3	200,062	15,507	9,283	719	(227,210)	(17,608)	(17,865)	(1,382)
Class R-4	160,132	12,401	9,254	716	(129,996)	(10,073)	39,390	3,044
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	62,293	4,830	3,478	269	(126,576)	(9,737)	(60,805)	(4,638)
Class R-6	1,232,208	95,329	68,034	5,264	(172,034)	(13,261)	1,128,208	87,332
Total net increase (decrease)	$9,066,405	701,126	$502,995	38,933	$(6,097,715)	(472,116)	$3,471,685	267,943

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Amount less than one thousand.

38	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $51,535,219,000 and $47,636,292,000, respectively, during the six months ended June 30, 2017.

The Bond Fund of America	39

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 6/30/2017[3,4]	$12.72	$.12	$.20	$.32
Year ended 12/31/2016	12.59	.23	.12	.35
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Class C:
Six months ended 6/30/2017[3,4]	12.72	.07	.20	.27
Year ended 12/31/2016	12.59	.12	.12	.24
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.20	.43	.63
Class T:
Period from 4/7/2017 to 6/30/2017[3,4,7]	12.81	.06	.11	.17
Class F-1:
Six months ended 6/30/2017[3,4]	12.72	.11	.20	.31
Year ended 12/31/2016	12.59	.22	.12	.34
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Class F-2:
Six months ended 6/30/2017[3,4]	12.72	.13	.20	.33
Year ended 12/31/2016	12.59	.26	.12	.38
Year ended 12/31/2015	12.81	.26	(.20)	.06
Year ended 12/31/2014	12.40	.29	.43	.72
Year ended 12/31/2013	12.95	.29	(.52)	(.23)
Year ended 12/31/2012	12.55	.33	.43	.76
Class F-3:
Period from 1/27/2017 to 6/30/2017[3,4,10]	12.74	.12	.18	.30

40	The Bond Fund of America

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[2]	(in millions)	net assets		net assets

$(.12)	$12.92	2.50%[5]	$19,472	.61%[6]		1.85%[6]
(.22)	12.72	2.74	19,437	.61		1.79
(.25)	12.59	.23	18,580	.60		1.81
(.27)	12.81	5.53	18,691	.62		2.11
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33

(.07)	12.92	2.09 [5]	1,145	1.40	[6]	1.05	[6]
(.11)	12.72	1.94	1,276	1.40		1.00
(.15)	12.59	(.56)	1,361	1.40		1.01
(.17)	12.81	4.71	1,502	1.41		1.33
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54

(.06)	12.92	1.34 [5,8]	— [9]	.09	[5,8]	.48	[5,8]

(.11)	12.92	2.47 [5]	775	.66	[6]	1.81	[6]
(.21)	12.72	2.71	757	.64		1.76
(.25)	12.59	.21	673	.63		1.78
(.27)	12.81	5.53	653	.62		2.15
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32

(.13)	12.92	2.62 [5]	3,239	.37	[6]	2.09	[6]
(.25)	12.72	3.00	3,338	.36		2.03
(.28)	12.59	.47	1,521	.37		2.05
(.31)	12.81	5.82	1,303	.35		2.27
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56

(.12)	12.92	2.36 [5]	1,352	.11	[5]	.93	[5]

See page 47 for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-A:
Six months ended 6/30/2017[3,4]	$12.72	$.11	$.20	$.31
Year ended 12/31/2016	12.59	.22	.12	.34
Year ended 12/31/2015	12.81	.22	(.20)	.02
Year ended 12/31/2014	12.40	.26	.41	.67
Year ended 12/31/2013	12.95	.25	(.52)	(.27)
Year ended 12/31/2012	12.55	.29	.43	.72
Class 529-C:
Six months ended 6/30/2017[3,4]	12.72	.06	.20	.26
Year ended 12/31/2016	12.59	.12	.12	.24
Year ended 12/31/2015	12.81	.12	(.20)	(.08)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.19	.43	.62
Class 529-E:
Six months ended 6/30/2017[3,4]	12.72	.10	.20	.30
Year ended 12/31/2016	12.59	.19	.12	.31
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Class 529-T:
Period from 4/7/2017 to 6/30/2017[3,4,7]	12.81	.06	.11	.17
Class 529-F-1:
Six months ended 6/30/2017[3,4]	12.72	.13	.20	.33
Year ended 12/31/2016	12.59	.25	.12	.37
Year ended 12/31/2015	12.81	.25	(.20)	.05
Year ended 12/31/2014	12.40	.28	.42	.70
Year ended 12/31/2013	12.95	.28	(.52)	(.24)
Year ended 12/31/2012	12.55	.32	.43	.75
Class R-1:
Six months ended 6/30/2017[3,4]	12.72	.07	.20	.27
Year ended 12/31/2016	12.59	.13	.12	.25
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.42	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63

42	The Bond Fund of America

Dividends				Ratio of		Ratio of
(from net	Net asset		Net assets,	expenses		net income
investment	value, end	Total	end of period	to average		to average
income)	of period	return[2]	(in millions)	net assets		net assets

$(.11)	$12.92	2.46%[5]	$939	.68%[6]		1.78%[6]
(.21)	12.72	2.66	917	.69		1.71
(.24)	12.59	.13	898	.70		1.71
(.26)	12.81	5.44	939	.71		2.02
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24

(.06)	12.92	2.07 [5]	318	1.45	[6]	1.01	[6]
(.11)	12.72	1.88	322	1.45		.95
(.14)	12.59	(.63)	337	1.46		.95
(.16)	12.81	4.64	371	1.47		1.26
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46

(.10)	12.92	2.35 [5]	48	.88	[6]	1.57	[6]
(.18)	12.72	2.45	48	.90		1.50
(.21)	12.59	(.08)	48	.91		1.50
(.23)	12.81	5.21	51	.93		1.80
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99

(.06)	12.92	1.32 [5,8]	— [9]	.10	[5,8]	.46	[5,8]

(.13)	12.92	2.57 [5]	82	.45	[6]	2.01	[6]
(.24)	12.72	2.89	77	.46		1.94
(.27)	12.59	.36	71	.47		1.94
(.29)	12.81	5.68	66	.48		2.24
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45

(.07)	12.92	2.11 [5]	36	1.37	[6]	1.08	[6]
(.12)	12.72	1.97	42	1.37		1.03
(.15)	12.59	(.53)	47	1.36		1.05
(.18)	12.81	4.75	55	1.36		1.37
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57

See page 47 for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2:
Six months ended 6/30/2017[3,4]	$12.72	$.07	$.20	$.27
Year ended 12/31/2016	12.59	.13	.12	.25
Year ended 12/31/2015	12.81	.14	(.20)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Class R-2E:
Six months ended 6/30/2017[3,4]	12.72	.09	.20	.29
Year ended 12/31/2016	12.59	.17	.12	.29
Year ended 12/31/2015	12.81	.18	(.19)	(.01)
Period from 8/29/2014 to 12/31/2014[3,11]	12.82	.07	.01	.08
Class R-3:
Six months ended 6/30/2017[3,4]	12.72	.10	.20	.30
Year ended 12/31/2016	12.59	.19	.12	.31
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Class R-4:
Six months ended 6/30/2017[3,4]	12.72	.12	.20	.32
Year ended 12/31/2016	12.59	.23	.12	.35
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Class R-5E:
Six months ended 6/30/2017[3,4]	12.72	.13	.20	.33
Year ended 12/31/2016	12.59	.25	.12	.37
Period from 11/20/2015 to 12/31/2015[3,12]	12.66	.03	(.06)	(.03)
Class R-5:
Six months ended 6/30/2017[3,4]	12.72	.14	.20	.34
Year ended 12/31/2016	12.59	.27	.12	.39
Year ended 12/31/2015	12.81	.27	(.20)	.07
Year ended 12/31/2014	12.40	.31	.41	.72
Year ended 12/31/2013	12.95	.30	(.52)	(.22)
Year ended 12/31/2012	12.55	.34	.43	.77

44	The Bond Fund of America

Dividends					Ratio of		Ratio of
(from net	Net asset		Net assets,		expenses		net income
investment	value, end	Total	end of period		to average		to average
income)	of period	return[2]	(in millions)		net assets		net assets

$(.07)	$12.92	2.11%[5]	$482		1.37%[6]		1.09%[6]
(.12)	12.72	1.98	514		1.35		1.05
(.16)	12.59	(.51)	545		1.34		1.07
(.17)	12.81	4.73	606		1.39		1.34
(.20)	12.40	(2.70)	636		1.35		1.37
(.23)	12.95	5.09	807		1.36		1.57

(.09)	12.92	2.27 [5]	14		1.06	[6]	1.41	[6]
(.16)	12.72	2.31	9		1.05		1.36
(.21)	12.59	(.07)	1		.96		1.41

(.09)	12.81	.63 [5,8]	—	[9]	.25	[5,8]	.52	[5,8]

(.10)	12.92	2.34 [5]	641		.91	[6]	1.55	[6]
(.18)	12.72	2.43	651		.91		1.49
(.21)	12.59	(.08)	662		.91		1.50
(.23)	12.81	5.21	731		.93		1.80
(.25)	12.40	(2.30)	748		.92		1.79
(.29)	12.95	5.55	955		.92		2.00

(.12)	12.92	2.50 [5]	576		.60	[6]	1.86	[6]
(.22)	12.72	2.75	556		.60		1.80
(.25)	12.59	.24	512		.59		1.82
(.27)	12.81	5.55	480		.61		2.12
(.29)	12.40	(1.99)	484		.60		2.11
(.33)	12.95	5.89	602		.60		2.33

(.13)	12.92	2.60 [5]	—	[9]	.39	[6]	2.12	[6]
(.24)	12.72	2.89	—	[9]	.47		1.91

(.04)	12.59	(.24)[5]	—	[9]	.05	[5]	.22	[5]

(.14)	12.92	2.65 [5]	163		.31	[6]	2.16	[6]
(.26)	12.72	3.05	149		.31		2.13
(.29)	12.59	.54	206		.30		2.11
(.31)	12.81	5.86	207		.31		2.43
(.33)	12.40	(1.70)	226		.31		2.41
(.37)	12.95	6.20	311		.31		2.63

See page 47 for footnotes.

The Bond Fund of America	45

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-6:
Six months ended 6/30/2017[3,4]	$12.72	$.14	$.20	$.34
Year ended 12/31/2016	12.59	.27	.12	.39
Year ended 12/31/2015	12.81	.28	(.20)	.08
Year ended 12/31/2014	12.40	.31	.42	.73
Year ended 12/31/2013	12.95	.31	(.52)	(.21)
Year ended 12/31/2012	12.55	.35	.43	.78

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[13]	2017[3,4,5]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	221%	363%	401%	348%	419%	264%
Excluding mortgage dollar roll transactions	101%	168%	151%	136%	Not available

See Notes to Financial Statements

46	The Bond Fund of America

Dividends				Ratio of	Ratio of
(from net	Net asset		Net assets,	expenses	net income
investment	value, end	Total	end of period	to average	to average
income)	of period	return[2]	(in millions)	net assets	net assets

$(.14)	$12.92	2.68%[5]	$5,294	.25%[6]	2.21%[6]
(.26)	12.72	3.11	3,849	.25	2.15
(.30)	12.59	.58	2,710	.25	2.16
(.32)	12.81	5.92	2,132	.26	2.42
(.34)	12.40	(1.65)	1,128	.26	2.51
(.38)	12.95	6.26	559	.25	2.61

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

The Bond Fund of America	47

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

48	The Bond Fund of America

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,024.96	$3.06	.61%
Class A - assumed 5% return	1,000.00	1,021.77	3.06	.61
Class C - actual return	1,000.00	1,020.94	7.02	1.40
Class C - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class T - actual return[2]	1,000.00	1,013.37	.88	.38
Class T - assumed 5% return[2]	1,000.00	1,022.91	1.91	.38
Class F-1 - actual return	1,000.00	1,024.71	3.31	.66
Class F-1 - assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 - actual return	1,000.00	1,026.17	1.86	.37
Class F-2 - assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 - actual return[3]	1,000.00	1,023.56	1.11	.26
Class F-3 - assumed 5% return[3]	1,000.00	1,023.51	1.30	.26
Class 529-A - actual return	1,000.00	1,024.59	3.41	.68
Class 529-A - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C - actual return	1,000.00	1,020.72	7.26	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E - actual return	1,000.00	1,023.55	4.42	.88
Class 529-E - assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-T - actual return[2]	1,000.00	1,013.17	1.04	.45
Class 529-T - assumed 5% return[2]	1,000.00	1,022.56	2.26	.45
Class 529-F-1 - actual return	1,000.00	1,025.74	2.26	.45
Class 529-F-1 - assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-1 - actual return	1,000.00	1,021.08	6.87	1.37
Class R-1 - assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 - actual return	1,000.00	1,021.12	6.87	1.37
Class R-2 - assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2E - actual return	1,000.00	1,022.67	5.32	1.06
Class R-2E - assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class R-3 - actual return	1,000.00	1,023.43	4.57	.91
Class R-3 - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 - actual return	1,000.00	1,024.98	3.01	.60
Class R-4 - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-5E - actual return	1,000.00	1,025.96	1.96	.39
Class R-5E - assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-5 - actual return	1,000.00	1,026.48	1.56	.31
Class R-5 - assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 - actual return	1,000.00	1,026.77	1.26	.25
Class R-6 - assumed 5% return	1,000.00	1,023.55	1.25	.25

See page 50 for footnotes.

The Bond Fund of America	49

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

50	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Bond Funds Average and the Bloomberg Barclays U.S. Aggregate Index. They noted that the investment results of the fund were above the results of the Lipper average for the one-year, three-year and lifetime periods and in-line with five-year period (although below the Lipper average

The Bond Fund of America	51

for the year-to-date, and 10-year periods); and above the results of the Barclays index for the year-to-date and five-year periods (although below the results for the one-year, three-year and 10-year periods). The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were lower than those of other similar funds included in the Lipper Core Bond Funds category and the fund’s expenses were above the median level of other funds in the category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

52	The Bond Fund of America

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	53

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54	The Bond Fund of America

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The Bond Fund of America	55

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56	The Bond Fund of America

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The Bond Fund of America	57

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58	The Bond Fund of America

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The Bond Fund of America	59

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2017, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments94.60% Corporate bonds & notes31.26% Financials7.61%	Principal?amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$15,615	$15,710
ACE INA Holdings Inc. 2.875% 2022	3,270	3,328
ACE INA Holdings Inc. 3.35% 2026	1,485	1,521
ACE INA Holdings Inc. 4.35% 2045	1,715	1,888
Ally Financial Inc. 3.75% 2019	26,000	26,650
Ally Financial Inc. 4.25% 2021	12,000	12,450
Ally Financial Inc. 8.00% 2031	11,980	14,735
Ally Financial Inc. 8.00% 2031	10,010	12,312
American Express Co. 6.15% 2017	150	151
American Express Co. 1.55% 2018	3,000	3,000
Australia & New Zealand Banking Group Ltd. 2.625% 2022	39,100	39,172
AXA SA 8.60% 2030	6,715	9,485
Banco Nacional de Comercio Exterior SNC 3.80% 20261	1,850	1,850
Banco Santander, SA 2.70% 2019	7,500	7,559
Banco Santander, SA 3.70% 20221	62,450	63,317
Bank of America Corp. 2.625% 2020	43,625	44,096
Bank of America Corp. 5.625% 2020	10,500	11,503
Bank of America Corp. 2.625% 2021	12,000	12,063
Bank of America Corp. 2.503% 2022	16,000	15,813
Bank of America Corp. 3.124% 2023	57,000	57,681
Bank of America Corp. 3.248% 2027	4,800	4,649
Bank of America Corp. 3.705% 2028	15,274	15,408
Bank of America Corp. 3.824% 2028	12,392	12,624
Bank of America Corp., Series L, 2.25% 2020	13,500	13,514
Barclays Bank PLC 3.25% 2021	11,105	11,306
Barclays Bank PLC 3.65% 2025	17,125	17,102
Barclays Bank PLC 4.375% 2026	19,250	20,041
BB&T Corp. 2.45% 2020	13,500	13,655
BBVA Bancomer SA 6.50% 20211	1,000	1,106
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,236
Berkshire Hathaway Inc. 2.20% 2021	1,115	1,124
BPCE SA group 5.70% 20231	29,653	33,055
BPCE SA group 5.15% 20241	20,921	22,386
BPCE SA group 4.50% 20251	5,865	6,039
Capital One Financial Corp. 1.85% 2019	6,000	5,953
Capital One Financial Corp. 2.50% 2020	62,700	63,009
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20191,2,3,4	4,462	4,462
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20191,2,3,4	2,014	2,014
CBOE Holdings, Inc. 1.95% 2019	3,325	3,326
Charles Schwab Corp. 2.20% 2018	1,390	1,397
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	22,500	23,002
Citigroup Inc. 2.15% 2018	7,250	7,275
Citigroup Inc. 2.05% 2019	13,500	13,516
Citigroup Inc. 8.50% 2019	5,695	6,363
Citigroup Inc. 2.45% 2020	27,900	28,082
Citigroup Inc. 2.35% 2021	24,475	24,274

The Bond Fund of America — Page 1 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Citigroup Inc. 2.70% 2021	$13,500	$13,596
Citigroup Inc. 2.90% 2021	36,000	36,398
Citigroup Inc. 2.75% 2022	30,300	30,335
Citigroup Inc. 3.20% 2026	21,765	21,194
Citigroup Inc. 3.887% 2028	4,925	5,012
CNA Financial Corp. 3.95% 2024	6,705	6,966
Crédit Agricole SA 3.375% 20221	17,850	18,345
Crédit Agricole SA 4.375% 20251	8,595	8,927
Credit Suisse Group AG 3.45% 2021	11,250	11,558
Credit Suisse Group AG 3.80% 2022	15,903	16,540
Credit Suisse Group AG 3.574% 20231	11,000	11,291
Credit Suisse Group AG 3.80% 2023	22,900	23,637
Credit Suisse Group AG 3.75% 2025	7,600	7,692
Credit Suisse Group AG 4.55% 2026	20,825	22,165
Credit Suisse Group AG 4.282% 20281	3,500	3,622
Danske Bank AS 1.65% 20191	22,000	21,803
Danske Bank AS 2.00% 20211	13,010	12,794
Danske Bank AS 2.70% 20221	32,085	32,308
Deutsche Bank AG 2.50% 2019	10,000	10,041
Deutsche Bank AG 2.85% 2019	25,500	25,784
Discover Financial Services 2.00% 2018	5,200	5,207
Discover Financial Services 10.25% 2019	3,150	3,586
Discover Financial Services 4.10% 2027	17,700	17,767
DNB ASA 2.375% 20211	27,000	26,895
General Motors Acceptance Corp. 7.50% 2020	6,500	7,377
Goldman Sachs Group, Inc. 2.30% 2019	35,000	35,111
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,433
Goldman Sachs Group, Inc. 2.60% 2020	11,060	11,169
Goldman Sachs Group, Inc. 2.625% 2021	12,500	12,535
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,405
Goldman Sachs Group, Inc. 3.00% 2022	19,870	20,064
Goldman Sachs Group, Inc. 2.800% 20234	1,239	1,280
Goldman Sachs Group, Inc. 2.908% 2023	34,250	34,153
Goldman Sachs Group, Inc. 3.50% 2026	47,856	47,664
Goldman Sachs Group, Inc. 3.691% 2028	19,072	19,174
HSBC Bank PLC 1.50% 20181	12,650	12,638
HSBC Holdings PLC 4.125% 20201	9,453	9,985
HSBC Holdings PLC 2.65% 2022	11,000	10,970
HSBC Holdings PLC 3.262% 2023	15,000	15,292
HSBC Holdings PLC 4.375% 2026	6,675	6,940
HSBC Holdings PLC 4.041% 2028	19,350	20,069
HSBK (Europe) BV 7.25% 20211	3,710	4,081
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,176
Intesa Sanpaolo SpA 5.017% 20241	84,890	86,224
Intesa Sanpaolo SpA 5.71% 20261	29,575	31,282
iStar Financial Inc. 4.00% 2017	775	775
JPMorgan Chase & Co. 2.25% 2020	14,000	14,048
JPMorgan Chase & Co. 2.55% 2020	30,730	31,000
JPMorgan Chase & Co. 2.40% 2021	17,500	17,475
JPMorgan Chase & Co. 2.55% 2021	26,400	26,541
JPMorgan Chase & Co. 2.70% 2023	20,975	20,759
JPMorgan Chase & Co. 2.776% 2023	15,200	15,236
JPMorgan Chase & Co. 3.54% 2028	17,995	18,117
JPMorgan Chase & Co. 3.782% 2028	17,225	17,638

The Bond Fund of America — Page 2 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Keybank National Association 2.50% 2019	$13,500	$13,640
Leucadia National Corp. 5.50% 2023	4,695	5,030
Lloyds Banking Group PLC 3.10% 2021	4,470	4,544
Lloyds Banking Group PLC 4.582% 2025	6,343	6,588
Lloyds Banking Group PLC 4.65% 2026	2,500	2,610
Lloyds Banking Group PLC 3.75% 2027	7,500	7,562
MetLife Global Funding I 2.30% 20191	8,770	8,846
MetLife Global Funding I 2.00% 20201	12,825	12,794
MetLife Global Funding I 2.50% 20201	7,500	7,556
MetLife Global Funding I 1.95% 20211	8,000	7,842
MetLife, Inc. 2.05% 20201	3,250	3,248
MetLife, Inc. 3.60% 2024	6,190	6,511
Metropolitan Life Global Funding I, 1.75% 20181	6,550	6,543
Metropolitan Life Global Funding I, 3.45% 20261	8,720	8,950
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,311
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,976
Morgan Stanley 2.125% 2018	3,370	3,382
Morgan Stanley 2.80% 2020	8,000	8,125
Morgan Stanley 2.50% 2021	51,900	51,883
Morgan Stanley 2.625% 2021	22,000	21,979
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 20224	7,500	7,579
Morgan Stanley 2.75% 2022	15,500	15,505
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 20244	52,511	52,825
Morgan Stanley 3.125% 2026	8,910	8,674
Morgan Stanley 3.625% 2027	23,382	23,559
National Australia Bank Ltd. 2.50% 2022	38,700	38,502
Navient Corp. 6.50% 2022	1,400	1,487
New York Life Global Funding 1.50% 20191	2,445	2,426
New York Life Global Funding 2.10% 20191	17,000	17,086
New York Life Global Funding 1.95% 20201	2,190	2,186
New York Life Global Funding 1.70% 20211	51,665	50,373
Nordea Bank AB 2.50% 20201	2,745	2,772
Northern Trust Corp. 5.85% 20171	1,050	1,066
PNC Bank 2.40% 2019	22,433	22,652
PNC Bank 2.30% 2020	12,500	12,574
PNC Bank 2.60% 2020	1,775	1,801
Prudential Financial, Inc. 3.50% 2024	4,900	5,109
QBE Insurance Group Ltd. 2.40% 20181	18,590	18,610
Rabobank Nederland 2.25% 2019	13,000	13,086
Rabobank Nederland 2.50% 2021	8,500	8,554
Rabobank Nederland 2.75% 2022	7,525	7,643
Rabobank Nederland 4.375% 2025	5,945	6,245
Royal Bank of Canada 2.125% 2020	8,900	8,918
Royal Bank of Scotland PLC 3.498% 2023	25,500	25,679
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,198
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,403
Sovereign Bancorp, Inc. 8.75% 2018	1,880	1,993
Standard Chartered PLC 2.10% 20191	1,500	1,495
Svenska Handelsbanken AB 1.875% 2021	8,920	8,728
Swedbank AB 2.80% 20221	8,900	9,027
TD Ameritrade Holding Co. 3.30% 2027	13,500	13,483
Toronto-Dominion Bank 1.45% 2018	10,000	9,982
Travelers Companies, Inc. 4.00% 2047	1,750	1,794
UBS Group AG 2.95% 20201	13,500	13,801

The Bond Fund of America — Page 3 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
UBS Group AG 2.65% 20221	$3,100	$3,096
UBS Group AG 4.125% 20251	8,200	8,605
UniCredit SPA 3.75% 20221	41,350	42,390
UniCredit SPA 4.625% 20271	31,350	33,137
UniCredit SPA 5.861% 20321	46,700	48,057
Unum Group 5.625% 2020	345	378
Unum Group 3.00% 2021	2,085	2,107
Unum Group 3.875% 2025	3,190	3,240
US Bancorp. 3.15% 2027	9,000	9,027
VEB Finance Ltd. 6.902% 20201	9,100	9,907
VEB Finance Ltd. 6.80% 20251	500	556
Wells Fargo & Co. 2.55% 2020	5,655	5,722
Wells Fargo & Co. 2.10% 2021	40,600	40,081
Wells Fargo & Co. 2.50% 2021	13,500	13,553
Wells Fargo & Co. 3.069% 2023	15,000	15,209
Wells Fargo & Co. 3.584% 2028	35,600	36,017
		2,631,093
Health care5.05%
Abbott Laboratories 2.35% 2019	16,700	16,836
Abbott Laboratories 2.80% 2020	9,405	9,558
Abbott Laboratories 2.90% 2021	80,691	81,541
Abbott Laboratories 3.40% 2023	35,025	35,900
Abbott Laboratories 3.75% 2026	74,215	75,913
Abbott Laboratories 4.75% 2036	1,905	2,082
Abbott Laboratories 4.90% 2046	28,000	31,070
AbbVie Inc. 1.80% 2018	6,400	6,410
AbbVie Inc. 2.50% 2020	18,135	18,356
AbbVie Inc. 2.30% 2021	26,985	26,940
AbbVie Inc. 2.90% 2022	7,110	7,185
AbbVie Inc. 3.20% 2022	2,140	2,197
AbbVie Inc. 2.85% 2023	13,370	13,356
AbbVie Inc. 3.60% 2025	13,500	13,795
AbbVie Inc. 3.20% 2026	40,525	40,127
AbbVie Inc. 4.50% 2035	7,250	7,678
AbbVie Inc. 4.45% 2046	25,425	26,388
Aetna Inc. 1.70% 2018	27,770	27,787
Allergan PLC 2.35% 2018	14,250	14,312
Allergan PLC 3.00% 2020	30,830	31,521
Allergan PLC 3.45% 2022	22,040	22,741
Allergan PLC 3.80% 2025	43,205	44,765
Allergan PLC 4.75% 2045	4,244	4,606
Amgen Inc. 1.85% 2021	13,235	12,951
Amgen Inc. 2.65% 2022	17,850	17,928
AstraZeneca PLC 2.375% 2022	27,605	27,556
Bayer AG 2.375% 20191	5,150	5,193
Becton, Dickinson and Co. 2.675% 2019	2,792	2,828
Becton, Dickinson and Co. 2.404% 2020	19,675	19,731
Becton, Dickinson and Co. 2.894% 2022	40,430	40,526
Becton, Dickinson and Co. 3.363% 2024	43,195	43,344
Becton, Dickinson and Co. 3.70% 2027	78,590	78,872
Biogen Inc. 3.625% 2022	12,125	12,695
Biogen Inc. 5.20% 2045	2,175	2,494
Boston Scientific Corp. 2.85% 2020	10,015	10,160

The Bond Fund of America — Page 4 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$5,000	$5,152
Cardinal Health, Inc. 1.70% 2018	2,210	2,215
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,250
Celgene Corp. 3.625% 2024	15,400	15,971
Celgene Corp. 3.875% 2025	6,725	7,036
Centene Corp. 4.75% 2025	2,400	2,472
Community Health Systems Inc. 6.25% 2023	14,175	14,687
Concordia Healthcare Corp. 9.00% 20221	2,025	1,544
Concordia Healthcare Corp. 9.50% 20221	5,590	978
Concordia Healthcare Corp. 7.00% 20231	1,400	210
Dignity Health 3.125% 2022	4,100	4,107
EMD Finance LLC 2.40% 20201	37,585	37,846
EMD Finance LLC 2.95% 20221	21,145	21,541
EMD Finance LLC 3.25% 20251	39,185	39,391
Endo Finance LLC & Endo Finco Inc. 5.875% 20241	625	647
HCA Inc. 4.50% 2027	5,675	5,852
Humana Inc. 3.85% 2024	8,950	9,316
Humana Inc. 3.95% 2027	4,750	4,961
inVentiv Health, Inc. 7.50% 20241	4,150	4,524
Kinetic Concepts, Inc. 12.50% 20211	5,955	6,729
Laboratory Corporation of America Holdings 4.70% 2045	4,780	4,952
Medtronic, Inc. 3.35% 2027	11,960	12,209
Molina Healthcare, Inc. 5.375% 2022	2,565	2,729
Molina Healthcare, Inc. 4.875% 20251	10,115	10,216
Mylan Laboratories Inc. 2.50% 2019	10,500	10,589
Mylan Laboratories Inc. 3.15% 2021	28,685	29,206
Novartis AG 3.10% 2027	16,000	16,215
Novartis Capital Corp. 2.40% 2022	15,000	15,127
Pfizer Inc. 7.20% 2039	1,829	2,745
Roche Holdings, Inc. 2.375% 20271	10,115	9,606
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,5,6	7,674	7,519
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.55% 20182,3,4,5	3,465	3,448
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,3,4,5	2,715	2,701
Shire PLC 1.90% 2019	34,520	34,380
Shire PLC 2.40% 2021	74,487	73,684
Shire PLC 2.875% 2023	65,420	64,925
Shire PLC 3.20% 2026	49,665	48,666
Tenet Healthcare Corp. 4.625% 20241	14,902	14,979
Tenet Healthcare Corp. 4.625% 20241	11,009	11,050
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,505	8,059
Teva Pharmaceutical Finance Company BV 1.40% 2018	23,725	23,675
Teva Pharmaceutical Finance Company BV 1.70% 2019	24,205	24,001
Teva Pharmaceutical Finance Company BV 2.20% 2021	37,990	37,325
Teva Pharmaceutical Finance Company BV 2.80% 2023	62,640	61,002
Teva Pharmaceutical Finance Company BV 3.15% 2026	80,385	76,499
Teva Pharmaceutical Finance Company BV 4.10% 2046	23,090	21,386
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,294
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,277
UnitedHealth Group Inc. 1.90% 2018	7,750	7,780
UnitedHealth Group Inc. 3.75% 2025	5,680	5,989
UnitedHealth Group Inc. 3.45% 2027	5,645	5,812
UnitedHealth Group Inc. 4.625% 2035	1,475	1,663
UnitedHealth Group Inc. 4.75% 2045	2,455	2,831
VPI Escrow Corp. 7.50% 20211	3,000	2,918

The Bond Fund of America — Page 5 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
VPI Escrow Corp. 6.50% 20221	$1,075	$1,130
VPI Escrow Corp. 7.00% 20241	2,000	2,108
VRX Escrow Corp. 5.875% 20231	5,000	4,313
WellPoint, Inc. 2.30% 2018	6,680	6,719
WellPoint, Inc. 2.25% 2019	18,500	18,596
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,018
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,450
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,202
		1,746,764
Energy4.72%
Anadarko Petroleum Corp. 4.85% 2021	19,595	20,930
Anadarko Petroleum Corp. 5.55% 2026	24,440	27,361
Anadarko Petroleum Corp. 6.45% 2036	685	810
Anadarko Petroleum Corp. 6.20% 2040	635	728
Anadarko Petroleum Corp. 6.60% 2046	14,440	17,894
APT Pipelines Ltd. 4.20% 20251	2,975	3,076
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20221	5,030	5,093
Boardwalk Pipelines, LP 4.45% 2027	5,505	5,648
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,644
Canadian Natural Resources Ltd. 2.95% 2023	11,055	10,979
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,804
Canadian Natural Resources Ltd. 3.85% 2027	21,640	21,560
Canadian Natural Resources Ltd. 4.95% 2047	9,560	9,753
Cenovus Energy Inc. 3.00% 2022	9,115	8,724
Cenovus Energy Inc. 3.80% 2023	8,285	8,183
Cenovus Energy Inc. 4.25% 20271	50,270	47,988
Cenovus Energy Inc. 5.25% 20371	3,139	2,943
Cenovus Energy Inc. 5.40% 20471	38,167	35,797
Cheniere Energy, Inc. 7.00% 2024	7,020	7,862
Cheniere Energy, Inc. 5.875% 2025	7,265	7,774
Cheniere Energy, Inc. 5.125% 20271	17,100	17,549
Chesapeake Energy Corp. 8.00% 20251	4,450	4,422
Chevron Corp. 2.10% 2021	17,000	16,956
Chevron Corp. 2.498% 2022	11,675	11,790
Chevron Corp. 2.954% 2026	18,375	18,260
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,536
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,118
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,450
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,553
ConocoPhillips 4.95% 2026	11,940	13,322
DCP Midstream Operating LP 4.95% 2022	1,495	1,525
Devon Energy Corp. 3.25% 2022	7,355	7,317
Devon Energy Corp. 5.85% 2025	3,010	3,426
Devon Energy Corp. 5.00% 2045	3,925	4,018
Diamond Offshore Drilling, Inc. 4.875% 2043	38,200	24,830
Ecopetrol SA 5.875% 2023	1,620	1,776
Ecopetrol SA 5.875% 2045	2,545	2,349
Enbridge Energy Partners, LP 9.875% 2019	15,755	17,626
Enbridge Energy Partners, LP 4.375% 2020	18,415	19,395
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,592
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,370
Enbridge Energy Partners, LP 5.875% 2025	35,920	41,047
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,683

The Bond Fund of America — Page 6 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Enbridge Energy Partners, LP 7.375% 2045	$50,995	$65,240
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	21,563
Enbridge Inc. 2.90% 2022	5,346	5,341
Enbridge Inc. 4.00% 2023	25,440	26,742
Enbridge Inc. 3.50% 2024	9,715	9,726
Enbridge Inc. 4.25% 2026	755	790
Enbridge Inc. 3.70% 2027	7,385	7,396
Enbridge Inc. 5.50% 2046	17,190	19,473
Energy Transfer Partners, LP 4.15% 2020	3,000	3,118
Energy Transfer Partners, LP 5.875% 2024	1,375	1,464
Energy Transfer Partners, LP 4.75% 2026	12,100	12,611
Energy Transfer Partners, LP 4.20% 2027	17,060	17,026
Energy Transfer Partners, LP 5.50% 2027	1,315	1,368
Energy Transfer Partners, LP 6.125% 2045	22,270	24,431
Energy Transfer Partners, LP 5.30% 2047	51,835	51,541
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,044
EnLink Midstream Partners, LP 4.40% 2024	5,870	5,968
EnLink Midstream Partners, LP 4.15% 2025	17,190	17,005
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,825
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,364
EnLink Midstream Partners, LP 5.45% 2047	4,020	4,028
Ensco PLC 5.20% 2025	1,860	1,521
Ensco PLC 5.75% 2044	2,380	1,583
Exxon Mobil Corp. 2.222% 2021	17,800	17,924
Gazprom OJSC 6.51% 20221	8,350	9,235
Halliburton Co. 3.80% 2025	17,695	18,167
Halliburton Co. 5.00% 2045	17,940	19,187
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,347
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,164
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,214
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,818
Kinder Morgan Energy Partners, LP 6.55% 2040	750	862
Kinder Morgan Energy Partners, LP 5.40% 2044	3,750	3,800
Kinder Morgan Finance Co. 5.05% 2046	16,272	16,423
Kinder Morgan, Inc. 3.05% 2019	6,810	6,933
Kinder Morgan, Inc. 4.30% 2025	18,640	19,413
Kinder Morgan, Inc. 5.30% 2034	5,825	6,020
Kinder Morgan, Inc. 5.55% 2045	8,975	9,557
MPLX LP 4.125% 2027	2,400	2,413
MPLX LP 5.20% 2047	1,565	1,611
NGL Energy Partners LP 6.875% 2021	2,455	2,449
Noble Corp. PLC 5.75% 2018	400	404
Noble Corp. PLC 7.70% 2025	2,425	1,873
Noble Corp. PLC 8.70% 2045	4,155	2,992
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	4,186	2,282
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20221,3	8,782	3,008
Peabody Energy Corp. 6.00% 20221	575	573
Peabody Energy Corp. 6.375% 20251	575	569
Petrobras Global Finance Co. 8.375% 2021	15,500	17,389
Petrobras Global Finance Co. 6.125% 2022	15,270	15,804
Petrobras Global Finance Co. 4.375% 2023	3,670	3,470
Petrobras Global Finance Co. 6.25% 2024	410	419
Petrobras Global Finance Co. 7.375% 2027	4,480	4,751
Petrobras Global Finance Co. 7.25% 2044	1,375	1,357

The Bond Fund of America — Page 7 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petrobras Global Finance Co. 6.85% 2115	$1,910	$1,695
Petrobras International Finance Co. 5.375% 2021	13,500	13,759
Petróleos Mexicanos 6.375% 2021	19,960	21,653
Petróleos Mexicanos 5.375% 20221	44,070	46,450
Petróleos Mexicanos 3.50% 2023	5,000	4,805
Petróleos Mexicanos 4.625% 2023	14,100	14,304
Petróleos Mexicanos 4.50% 2026	6,725	6,554
Petróleos Mexicanos 6.875% 2026	12,315	13,676
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,911
Petróleos Mexicanos 6.50% 20271	$16,290	17,520
Petróleos Mexicanos 5.50% 2044	6,105	5,427
Petróleos Mexicanos 5.625% 2046	8,525	7,589
Petróleos Mexicanos 6.75% 2047	24,571	24,875
Phillips 66 Partners LP 3.605% 2025	2,570	2,549
Phillips 66 Partners LP 3.55% 2026	1,870	1,820
Phillips 66 Partners LP 4.68% 2045	205	197
Phillips 66 Partners LP 4.90% 2046	1,855	1,839
Plains All American Pipeline, LP 4.50% 2026	4,750	4,813
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,3	3,418	3,341
QGOG Constellation SA 6.25% 20191	2,775	2,005
Range Resources Corp. 4.875% 2025	3,000	2,865
Ras Laffan Liquefied Natural Gas II 5.298% 20201,3	2,073	2,154
Ras Laffan Liquefied Natural Gas III 6.332% 20273	1,000	1,155
Royal Dutch Shell PLC 1.375% 2019	27,000	26,813
Royal Dutch Shell PLC 1.75% 2021	10,000	9,818
Royal Dutch Shell PLC 2.50% 2026	935	895
Royal Dutch Shell PLC 3.75% 2046	26,915	25,575
Sabine Pass Liquefaction, LLC 5.625% 2021	925	1,008
Sabine Pass Liquefaction, LLC 6.25% 2022	4,200	4,760
Sabine Pass Liquefaction, LLC 5.625% 2023	14,000	15,579
Sabine Pass Liquefaction, LLC 5.75% 2024	12,100	13,493
Sabine Pass Liquefaction, LLC 5.625% 2025	26,740	29,571
Sabine Pass Liquefaction, LLC 5.875% 2026	11,200	12,556
Sabine Pass Liquefaction, LLC 5.00% 2027	33,535	35,727
Sabine Pass Liquefaction, LLC 4.20% 20281	18,080	18,306
Schlumberger BV 3.00% 20201	8,720	8,885
Schlumberger BV 3.625% 20221	4,210	4,385
Schlumberger BV 4.00% 20251	17,880	18,778
Shell International Finance BV 2.875% 2026	7,455	7,366
Shell International Finance BV 4.00% 2046	7,850	7,787
Southwestern Energy Co. 4.10% 2022	3,125	2,928
Southwestern Energy Co. 6.70% 2025	15,330	15,062
Spectra Energy Partners, LP 4.50% 2045	640	634
Sunoco LP 6.25% 2021	1,515	1,587
Tallgrass Energy Partners, LP 5.50% 20241	2,800	2,849
TC PipeLines, LP 4.375% 2025	9,030	9,426
Teekay Corp. 8.50% 2020	7,010	6,423
Tesoro Logistics LP 5.50% 2019	1,115	1,182
Tesoro Logistics LP 6.375% 2024	990	1,077
Tesoro Logistics LP 5.25% 2025	625	659
TransCanada PipeLines Ltd. 6.50% 2018	7,500	7,879
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	3,580	3,791
Transocean Inc. 8.375% 2021	1,865	1,986
Transocean Inc. 5.80% 2022	5,135	4,788

The Bond Fund of America — Page 8 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Transocean Inc. 9.00% 20231	$5,575	$5,812
Transportadora de Gas Peru SA 4.25% 20281,3	2,535	2,643
Ultra Petroleum Corp. 6.875% 20221	5,000	4,969
Valero Energy Partners LP 4.375% 2026	6,795	6,960
Western Gas Partners LP 2.60% 2018	515	517
Western Gas Partners LP 4.00% 2022	2,460	2,524
Western Gas Partners LP 3.95% 2025	4,415	4,394
Western Gas Partners LP 4.65% 2026	3,655	3,748
Western Gas Partners LP 5.45% 2044	4,200	4,284
Williams Companies, Inc. 3.70% 2023	1,680	1,663
Williams Partners LP 3.60% 2022	13,250	13,550
Williams Partners LP 4.50% 2023	3,200	3,420
Williams Partners LP 4.30% 2024	10,555	10,995
Williams Partners LP 4.00% 2025	5,085	5,188
Williams Partners LP 3.75% 2027	5,655	5,610
Williams Partners LP 4.90% 2045	1,585	1,595
Williams Partners LP 5.10% 2045	15,923	16,580
Woodside Finance Ltd. 4.60% 20211	9,565	10,098
Woodside Petroleum Ltd. 3.65% 20251	4,700	4,691
YPF SA 8.50% 20251	7,700	8,693
YPF SA 8.50% 2025	600	677
		1,632,197
Utilities3.36%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20211	1,055	1,178
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20231	5,610	5,652
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,849
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20361	1,000	1,233
American Electric Power Co., Inc. 1.65% 2017	7,180	7,182
American Electric Power Co., Inc. 2.75% 2026	7,183	6,899
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,028
CenterPoint Energy, Inc. 2.40% 2026	3,220	3,065
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,011
CMS Energy Corp. 8.75% 2019	5,388	6,055
CMS Energy Corp. 6.25% 2020	21	23
CMS Energy Corp. 5.05% 2022	31,048	34,182
CMS Energy Corp. 3.00% 2026	15,707	15,399
CMS Energy Corp. 2.95% 2027	6,186	5,945
CMS Energy Corp. 4.875% 2044	409	458
Colbun SA 6.00% 20201	2,400	2,610
Colbun SA 4.50% 20241	2,450	2,561
Comision Federal de Electricidad 4.875% 20241	2,500	2,653
Comision Federal de Electricidad 4.75% 20271	1,875	1,934
Commonwealth Edison Company 2.55% 2026	2,825	2,722
Dominion Resources, Inc. 1.875% 20181	8,700	8,692
Dominion Resources, Inc. 1.60% 2019	3,210	3,185
Dominion Resources, Inc. 2.962% 2019	1,500	1,523
Dominion Resources, Inc. 2.579% 2020	28,800	28,967
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	8,924
Duke Energy Corp. 1.80% 2021	4,875	4,763
Duke Energy Corp. 2.65% 2026	14,295	13,605
E.ON International Finance BV 5.80% 20181	15,000	15,461
EDP Finance BV 4.125% 20201	28,600	29,631
EDP Finance BV 5.25% 20211	3,500	3,763

The Bond Fund of America — Page 9 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
EDP Finance BV 3.625% 20241	$81,650	$80,749
Electricité de France SA 4.875% 20441	250	264
Electricité de France SA 4.95% 20451	750	807
Electricité de France SA 5.25% 20491	4,750	4,891
Electricité de France SA 6.00% 2114	£300	556
Emera Inc. 6.75% 2076	$14,811	16,810
Emera US Finance LP 2.15% 2019	7,135	7,132
Emera US Finance LP 2.70% 2021	3,950	3,959
Emera US Finance LP 3.55% 2026	6,595	6,623
Emera US Finance LP 4.75% 2046	4,000	4,244
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,562
Enel Finance International SA 2.875% 20221	15,500	15,537
Enel Finance International SA 3.625% 20271	22,250	22,083
Enel Finance International SA 6.00% 20391	2,210	2,640
Enel Finance International SA 4.75% 20471	12,500	12,932
Enel Società per Azioni 8.75% 20731	9,500	11,329
Entergy Corp. 4.00% 2022	641	678
Entergy Corp. 5.59% 2024	611	712
Entergy Corp. 2.40% 2026	5,978	5,642
Entergy Corp. 2.95% 2026	8,950	8,588
Entergy Corp. 3.12% 2027	10,225	10,204
Entergy Louisiana, LLC 3.30% 2022	2	2
Eversource Energy 2.50% 2021	10,000	9,971
Eversource Energy 2.375% 2022	1,412	1,405
Eversource Energy 2.75% 2022	3,295	3,323
Eversource Energy 2.80% 2023	1,869	1,876
Exelon Corp. 3.497% 2022	63,387	65,077
FirstEnergy Corp. 2.85% 2022	8,155	8,136
FirstEnergy Corp. 3.90% 2027	54,310	54,433
FirstEnergy Corp. 7.375% 2031	19,191	25,305
FirstEnergy Corp. 4.85% 2047	45,250	46,045
FirstEnergy Corp., Series B, 4.25% 2023	27,139	28,578
Great Plains Energy Inc. 2.50% 2020	19,700	19,895
Great Plains Energy Inc. 3.15% 2022	17,100	17,297
Great Plains Energy Inc. 3.90%2027	29,912	30,323
Great Plains Energy Inc. 4.20% 2047	4,350	4,456
Great Plains Energy Inc. 4.85% 2047	14,759	15,268
Iberdrola Finance Ireland 5.00% 20191	3,000	3,179
Indiana Michigan Power Co. 3.75% 2047	3,975	3,884
Israel Electric Corp. Ltd. 8.10% 20961	6,250	7,937
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,171
Mississippi Power Co. 5.55% 2019	4,300	4,508
Mississippi Power Co. 4.25% 2042	19,876	17,630
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	19,672
National Rural Utilities Cooperative Finance Corp. 2.40% 2022	4,730	4,755
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,805
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,278
New York State Electric & Gas Corp. 3.25% 20261	6,200	6,217
Niagara Mohawk Power Corp. 3.508% 20241	8,470	8,770
Niagara Mohawk Power Corp. 4.278% 20341	3,000	3,177
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	2,051	2,060
NV Energy, Inc 6.25% 2020	12,320	13,869
Ohio Power Co., Series G, 6.60% 2033	2,090	2,662
Ohio Power Co., Series D, 6.60% 2033	353	450

The Bond Fund of America — Page 10 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Pacific Gas and Electric Co. 3.25% 2023	$13,020	$13,439
Pacific Gas and Electric Co. 3.85% 2023	1,203	1,279
Pacific Gas and Electric Co. 3.40% 2024	2,016	2,081
Pacific Gas and Electric Co. 3.75% 2024	301	317
Pacific Gas and Electric Co. 3.75% 2042	1,000	983
Pacific Gas and Electric Co. 4.25% 2046	3,938	4,206
PacifiCorp. 3.35% 2025	5,900	6,026
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,327
PG&E Corp. 2.40% 2019	4,945	4,971
Progress Energy, Inc. 7.05% 2019	3,100	3,357
Progress Energy, Inc. 7.00% 2031	4,000	5,310
Progress Energy, Inc. 7.75% 2031	2,500	3,525
Public Service Co. of Colorado 5.80% 2018	9,606	10,015
Public Service Co. of Colorado 5.125% 2019	900	954
Public Service Co. of Colorado 2.50% 2023	15	15
Public Service Co. of Colorado 3.80% 2047	1,334	1,349
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,018
Public Service Electric and Gas Co., 2.375% 2023	203	202
Public Service Enterprise Group Inc. 1.60% 2019	9,650	9,550
Public Service Enterprise Group Inc. 2.00% 2021	18,325	17,929
Puget Energy, Inc. 6.50% 2020	12,086	13,520
Puget Energy, Inc. 6.00% 2021	8,500	9,554
Puget Energy, Inc. 5.625% 2022	20,391	22,802
Puget Energy, Inc. 3.65% 2025	884	887
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	954	981
Southern California Edison Co., 1.845% 20223	8,339	8,237
Southern California Edison Co., 4.00% 2047	4,200	4,411
Southern Co. 2.15% 2019	9,325	9,334
State Grid Overseas Investment Ltd. 3.50% 20271	22,040	22,094
Talen Energy Corp. 4.625% 20191	248	242
Tampa Electric Co. 2.60% 2022	1,200	1,194
Teco Finance, Inc. 5.15% 2020	10,154	10,798
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3	135	137
Union Electric Co. 2.95% 2027	8,500	8,424
Virginia Electric and Power Co. 1.20% 2018	5,000	4,991
Virginia Electric and Power Co. 2.75% 2023	780	783
Virginia Electric and Power Co. 3.15% 2026	2,275	2,292
Virginia Electric and Power Co. 3.50% 2027	3,625	3,735
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,065
Xcel Energy Inc. 4.70% 2020	15,460	16,374
Xcel Energy Inc. 3.30% 2025	3,094	3,127
Xcel Energy Inc. 6.50% 2036	4,000	5,283
Xcel Energy Inc. 4.80% 2041	1,063	1,141
		1,160,768
Consumer discretionary3.29%
21st Century Fox America, Inc. 4.95% 2045	415	452
21st Century Fox America, Inc. 4.75% 2046	4,600	4,936
American Axle & Manufacturing Holdings, Inc. 6.50% 20271	1,700	1,658
American Honda Finance Corp. 1.20% 2019	13,500	13,375
American Honda Finance Corp. 2.25% 2019	13,500	13,619
American Honda Finance Corp. 1.65% 2021	10,625	10,401
Bayerische Motoren Werke AG 1.45% 20191	14,700	14,606
Bayerische Motoren Werke AG 2.15% 20201	2,000	2,011

The Bond Fund of America — Page 11 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Bayerische Motoren Werke AG 1.85% 20211	$11,600	$11,396
Bayerische Motoren Werke AG 2.00% 20211	21,500	21,316
Bayerische Motoren Werke AG 2.25% 20231	3,900	3,790
CBS Corp. 1.95% 2017	2,000	2,000
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	14,540	15,507
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,831
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	15,500	15,888
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20281	3,600	3,555
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,261
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20471	4,345	4,620
Comcast Corp. 2.35% 2027	8,500	7,989
Comcast Corp. 3.30% 2027	24,600	24,935
Cumulus Media Holdings Inc. 7.75% 2019	2,445	685
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20203,4,5	3,000	2,426
Daimler Finance NA LLC 2.70% 20201	3,500	3,549
DaimlerChrysler North America Holding Corp. 1.375% 20171	13,080	13,080
DaimlerChrysler North America Holding Corp. 1.875% 20181	13,450	13,467
DaimlerChrysler North America Holding Corp. 2.375% 20181	7,700	7,751
DaimlerChrysler North America Holding Corp. 1.50% 20191	18,000	17,835
DaimlerChrysler North America Holding Corp. 2.25% 20201	2,315	2,318
DaimlerChrysler North America Holding Corp. 2.00% 20211	21,050	20,695
DaimlerChrysler North America Holding Corp. 2.20% 20211	5,000	4,942
DaimlerChrysler North America Holding Corp. 2.875% 20211	26,250	26,637
DaimlerChrysler North America Holding Corp. 3.30% 20251	1,500	1,517
DaimlerChrysler North America Holding Corp. 3.45% 20271	3,515	3,577
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,515
DISH DBS Corp. 4.25% 2018	1,200	1,218
Dollar General Corp. 1.875% 2018	1,817	1,819
Ford Motor Co. 4.346% 2026	27,855	28,741
Ford Motor Co. 4.75% 2043	2,500	2,425
Ford Motor Credit Co. 2.145% 2018	11,615	11,656
Ford Motor Credit Co. 2.375% 2018	7,440	7,465
Ford Motor Credit Co. 2.262% 2019	18,000	18,057
Ford Motor Credit Co. 2.375% 2019	22,325	22,436
Ford Motor Credit Co. 2.597% 2019	21,820	21,978
Ford Motor Credit Co. 2.459% 2020	8,040	8,052
Ford Motor Credit Co. 2.681% 2020	11,150	11,231
Ford Motor Credit Co. 3.157% 2020	31,000	31,612
Ford Motor Credit Co. 3.20% 2021	5,600	5,688
Ford Motor Credit Co. 3.336% 2021	4,500	4,590
Ford Motor Credit Co. 3.339% 2022	7,520	7,638
Ford Motor Credit Co. 3.096% 2023	7,633	7,552
Ford Motor Credit Co. 4.375% 2023	4,367	4,600
Ford Motor Credit Co. 3.81% 2024	5,600	5,677
Ford Motor Credit Co. 5.291% 2046	11,750	12,120
General Motors Co. 4.875% 2023	20,000	21,459
General Motors Co. 5.00% 2035	2,000	2,013
General Motors Co. 6.75% 2046	1,210	1,442
General Motors Financial Co. 2.40% 2019	21,800	21,869
General Motors Financial Co. 3.10% 2019	6,000	6,084
General Motors Financial Co. 3.50% 2019	3,715	3,803
General Motors Financial Co. 2.65% 2020	12,000	12,063
General Motors Financial Co. 3.20% 2021	23,000	23,278
General Motors Financial Co. 4.20% 2021	4,500	4,723

The Bond Fund of America — Page 12 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
General Motors Financial Co. 4.375% 2021	$9,100	$9,636
General Motors Financial Co. 3.45% 2022	14,955	15,215
General Motors Financial Co. 3.70% 2023	23,250	23,636
General Motors Financial Co. 3.95% 2024	4,000	4,062
General Motors Financial Co. 4.00% 2026	2,000	1,992
General Motors Financial Co. 6.60% 2036	490	570
Grupo Televisa, SAB 6.625% 2040	5,200	6,052
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,102
Hilton Worldwide Holdings Inc. 4.25% 20241	$4,275	4,344
Home Depot, Inc. 1.80% 2020	3,660	3,663
Home Depot, Inc. 2.125% 2026	2,815	2,635
Home Depot, Inc. 4.25% 2046	825	890
Home Depot, Inc. 3.90% 2047	1,875	1,909
Hyundai Capital America 2.00% 20191	7,605	7,549
Hyundai Capital America 2.55% 20201	11,830	11,807
Hyundai Capital America 3.00% 20201	2,000	2,016
Hyundai Capital America 2.45% 20211	18,000	17,786
Hyundai Capital America 3.10% 20221	13,890	13,940
Hyundai Capital Services Inc. 1.625% 20191	6,150	6,036
Lowe’s Companies, Inc. 2.50% 2026	6,000	5,775
Lowe’s Companies, Inc. 3.10% 2027	18,100	18,042
Lowe’s Companies, Inc. 4.05% 2047	13,850	14,143
McDonald’s Corp. 2.625% 2022	9,925	9,994
McDonald’s Corp. 3.70% 2026	7,065	7,330
McDonald’s Corp. 3.50% 2027	11,000	11,205
McDonald’s Corp. 4.875% 2045	8,000	8,967
McDonald’s Corp. 4.45% 2047	8,825	9,335
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.843% 20181,4	8,000	8,042
NBC Universal Enterprise, Inc. 5.25% 20491	17,895	19,065
Newell Rubbermaid Inc. 3.15% 2021	23,820	24,405
Newell Rubbermaid Inc. 3.85% 2023	16,875	17,738
Newell Rubbermaid Inc. 4.20% 2026	25,200	26,788
Newell Rubbermaid Inc. 5.50% 2046	15,710	18,986
Nissan Motor Co., Ltd. 1.55% 20191	12,420	12,285
Petsmart, Inc. 7.125% 20231	4,900	4,373
Petsmart, Inc. 5.875% 20251	3,975	3,851
Petsmart, Inc. 8.875% 20251	2,650	2,454
RCI Banque 3.50% 20181	10,000	10,118
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3,4,5	1,560	1,574
Schaeffler Verwaltungs 4.75% 20261,6	5,215	5,287
Sirius XM Radio Inc 5.00% 20271	10,500	10,631
Starbucks Corp. 2.10% 2021	725	730
Starbucks Corp. 4.30% 2045	1,750	1,928
Thomson Reuters Corp. 1.65% 2017	16,600	16,605
Thomson Reuters Corp. 6.50% 2018	13,675	14,320
Thomson Reuters Corp. 4.30% 2023	8,805	9,453
Thomson Reuters Corp. 3.35% 2026	6,000	6,002
Thomson Reuters Corp. 5.65% 2043	1,905	2,216
Time Warner Cable Inc. 6.75% 2018	11,650	12,191
Toyota Motor Credit Corp. 2.15% 2020	13,500	13,581
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,969
Toyota Motor Credit Corp. 2.25% 2023	8,450	8,274
Toyota Motor Credit Corp. 3.20% 2027	5,455	5,537
Volkswagen Group of America Finance, LLC 1.65% 20181	10,500	10,492

The Bond Fund of America — Page 13 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 2.40% 20201	$5,000	$5,020
Volkswagen International Finance NV 2.125% 20181	1,500	1,505
Walt Disney Co. 1.85% 2026	5,300	4,831
Walt Disney Co. 2.95% 2027	9,500	9,423
WPP Finance 2010 3.75% 2024	3,000	3,078
		1,138,812
Consumer staples1.78%
Altria Group, Inc. 2.625% 2020	15,195	15,435
Altria Group, Inc. 2.95% 2023	6,500	6,555
Altria Group, Inc. 4.00% 2024	3,600	3,844
Altria Group, Inc. 2.625% 2026	2,585	2,492
Altria Group, Inc. 4.50% 2043	3,500	3,740
Altria Group, Inc. 5.375% 2044	3,105	3,756
Altria Group, Inc. 3.875% 2046	20,845	20,331
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,916
Anheuser-Busch InBev NV 3.30% 2023	7,725	7,963
Anheuser-Busch InBev NV 3.65% 2026	53,670	55,399
Anheuser-Busch InBev NV 4.90% 2046	2,750	3,121
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.71% 20253,4,5	2,375	2,321
British American Tobacco International Finance PLC 2.75% 20201	6,200	6,285
British American Tobacco International Finance PLC 3.50% 20221	4,495	4,637
British American Tobacco International Finance PLC 3.95% 20251	6,200	6,446
Coca-Cola Co. 2.20% 2022	9,250	9,246
Constellation Brands, Inc. 2.70% 2022	3,320	3,319
Constellation Brands, Inc. 3.50% 2027	3,745	3,750
Constellation Brands, Inc. 4.50% 2047	300	311
Costco Wholesale Corp. 2.15% 2021	3,500	3,503
Costco Wholesale Corp. 2.30% 2022	3,500	3,495
Costco Wholesale Corp. 2.75% 2024	15,780	15,787
Costco Wholesale Corp. 3.00% 2027	23,200	23,170
CVS Health Corp. 1.90% 2018	5,150	5,165
CVS Health Corp. 2.80% 2020	5,150	5,247
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.726% 20233,4,5	19,650	19,846
Imperial Tobacco Finance PLC 2.05% 20181	3,050	3,054
Imperial Tobacco Finance PLC 3.50% 20231	2,673	2,739
Molson Coors Brewing Co. 1.45% 2019	3,955	3,909
Molson Coors Brewing Co. 1.90% 20191	10,995	10,985
Molson Coors Brewing Co. 2.25% 20201	9,425	9,431
Molson Coors Brewing Co. 2.10% 2021	6,705	6,599
Molson Coors Brewing Co. 3.00% 2026	15,930	15,354
Molson Coors Brewing Co. 4.20% 2046	710	700
Mondelez International, Inc. 1.625% 20191	21,400	21,212
PepsiCo, Inc. 2.25% 2022	2,250	2,251
PepsiCo, Inc. 2.375% 2026	1,400	1,335
PepsiCo, Inc. 3.45% 2046	360	340
PepsiCo, Inc. 4.00% 2047	7,000	7,187
Pernod Ricard SA 4.45% 20221	13,700	14,702
Philip Morris International Inc. 2.00% 2020	9,540	9,563
Philip Morris International Inc. 2.625% 2022	5,935	5,979
Philip Morris International Inc. 2.75% 2026	14,100	13,786
Philip Morris International Inc. 4.25% 2044	25,770	26,630
Reckitt Benckiser Group PLC 2.375% 20221	52,500	52,188
Reckitt Benckiser Group PLC 2.75% 20241	27,345	27,107

The Bond Fund of America — Page 14 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 2.30% 2018	$4,365	$4,385
Reynolds American Inc. 3.25% 2020	12,135	12,501
Reynolds American Inc. 3.25% 2022	19,360	19,498
Reynolds American Inc. 4.00% 2022	4,140	4,391
Reynolds American Inc. 4.85% 2023	3,750	4,139
Reynolds American Inc. 4.45% 2025	20,470	22,011
Reynolds American Inc. 4.75% 2042	2,500	2,553
Reynolds American Inc. 6.15% 2043	5,700	7,152
Reynolds American Inc. 5.85% 2045	9,650	11,876
Smithfield Foods, Inc. 3.35% 20221	11,500	11,583
Walgreens Boots Alliance, Inc. 3.45% 2026	1,615	1,615
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,100
WM. Wrigley Jr. Co 2.90% 20191	2,800	2,848
WM. Wrigley Jr. Co 3.375% 20201	36,879	38,093
		616,876
Information technology1.44%
Analog Devices, Inc. 2.50% 2021	1,090	1,092
Analog Devices, Inc. 3.125% 2023	8,750	8,855
Analog Devices, Inc. 3.50% 2026	6,350	6,413
Apple Inc. 1.55% 2021	16,675	16,299
Apple Inc. 2.25% 2021	13,250	13,343
Apple Inc. 2.85% 2024	8,900	8,951
Apple Inc. 3.20% 2027	13,255	13,397
Apple Inc. 3.35% 2027	16,385	16,797
Apple Inc. 4.25% 2047	6,800	7,241
BMC Software, Inc. 8.125% 20211	3,050	3,173
Broadcom Ltd. 3.00% 20221	71,000	71,701
Broadcom Ltd. 3.625% 20241	42,625	43,656
Broadcom Ltd. 3.875% 20271	119,750	123,223
Camelot Finance SA 7.875% 20241	5,975	6,453
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.976% 20253,4,5	1,225	1,257
Cisco Systems, Inc. 1.85% 2021	12,000	11,858
Dell Inc. 2.65% 2020	8,075	7,928
Harris Corp. 1.999% 2018	6,800	6,811
Harris Corp. 2.70% 2020	3,010	3,034
Harris Corp. 3.832% 2025	1,890	1,960
JDA Software Group, Inc. 7.375% 20241	1,400	1,459
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20243,4,5	1,475	1,532
Microsoft Corp. 1.55% 2021	25,245	24,713
Microsoft Corp. 2.40% 2022	27,065	27,334
Microsoft Corp. 3.30% 2027	4,780	4,921
Microsoft Corp. 3.70% 2046	8,500	8,447
Microsoft Corp. 4.25% 2047	13,375	14,540
Oracle Corp. 1.90% 2021	18,000	17,851
Oracle Corp. 2.80% 2021	5,600	5,731
Oracle Corp. 2.65% 2026	8,500	8,167
Oracle Corp. 4.00% 2046	4,725	4,791
Unisys Corp. 10.75% 20221	3,325	3,657
		496,585

The Bond Fund of America — Page 15 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate1.24%	Principal?amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 2.75% 2020	$4,815	$4,851
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,499
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	813
Alexandria Real Estate Equities, Inc. 3.95% 2028	4,210	4,291
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	802
American Campus Communities, Inc. 3.35% 2020	19,670	20,194
American Campus Communities, Inc. 3.75% 2023	15,060	15,512
American Campus Communities, Inc. 4.125% 2024	8,030	8,405
American Tower Corp. 3.40% 2019	18,075	18,460
Boston Properties, Inc. 3.65% 2026	5,000	5,069
Brandywine Operating Partnership, LP 3.95% 2023	100	101
Corporate Office Properties LP 3.60% 2023	2,834	2,820
Corporate Office Properties LP 5.25% 2024	936	1,003
Corporate Office Properties LP 5.00% 2025	6,320	6,687
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,569
DDR Corp. 4.70% 2027	640	643
Developers Diversified Realty Corp. 4.75% 2018	3,725	3,798
Developers Diversified Realty Corp. 7.875% 2020	19,859	22,762
EPR Properties 4.50% 2025	8,650	8,784
EPR Properties 4.75% 2026	7,630	7,856
EPR Properties 4.50% 2027	3,710	3,740
Essex Portfolio L.P. 3.625% 2022	4,370	4,502
Essex Portfolio L.P. 3.25% 2023	4,935	4,952
Essex Portfolio L.P. 3.875% 2024	5,500	5,680
Essex Portfolio L.P. 3.50% 2025	4,800	4,807
Essex Portfolio L.P. 3.375% 2026	845	830
Hospitality Properties Trust 6.70% 2018	28,005	28,123
Hospitality Properties Trust 4.25% 2021	19,750	20,609
Hospitality Properties Trust 5.00% 2022	10,800	11,587
Hospitality Properties Trust 4.50% 2023	11,265	11,819
Howard Hughes Corp. 5.375% 20251	16,900	17,323
Kimco Realty Corp. 4.30% 2018	10,500	10,587
Kimco Realty Corp. 6.875% 2019	4,000	4,407
Kimco Realty Corp. 3.40% 2022	14,577	14,876
Kimco Realty Corp. 3.80% 2027	9,210	9,231
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,156
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,734
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,077
Scentre Group 2.375% 20191	810	812
Scentre Group 2.375% 20211	11,410	11,291
Scentre Group 3.25% 20251	10,655	10,482
Scentre Group 3.50% 20251	5,750	5,777
Scentre Group 3.75% 20271	5,500	5,558
Select Income REIT 4.15% 2022	8,710	8,789
Simon Property Group, LP 2.35% 2022	5,450	5,403
Simon Property Group, LP 3.25% 2026	6,875	6,838
UDR, Inc. 3.70% 2020	1,430	1,474
WEA Finance LLC 2.70% 20191	9,025	9,105
WEA Finance LLC 3.25% 20201	34,845	35,484
WEA Finance LLC 3.75% 20241	2,380	2,414
Westfield Corp. Ltd. 3.15% 20221	12,500	12,582
		427,968

The Bond Fund of America — Page 16 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials1.10%	Principal?amount (000)	Value (000)
3M Co. 1.625% 2021	$2,200	$2,177
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,023
Airbus Group SE 2.70% 20231	885	891
Caterpillar Financial Services Corp. 1.90% 2019	20,000	20,081
Caterpillar Inc. 2.10% 2020	38,520	38,788
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193	585	591
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	762	777
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	40	42
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	3,983	4,163
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203	171	176
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 20213	102	108
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20223	1,909	2,062
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	4,850	5,262
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20223	4,279	4,742
Corporate Risk Holdings LLC 9.50% 20191	3,315	3,530
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,2,6	1,218	1,304
CSX Corp. 3.25% 2027	7,757	7,847
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20243	1,072	1,206
ENA Norte Trust 4.95% 20281,3	2,716	2,798
ERAC USA Finance Co. 2.70% 20231	7,500	7,332
ERAC USA Finance Co. 4.20% 20461	4,560	4,316
Euramax International, Inc. 12.00% 20201	2,075	2,272
FedEx Corp. 3.25% 2026	16,100	16,270
FedEx Corp. 4.75% 2045	1,080	1,173
FedEx Corp. 4.40% 2047	7,500	7,757
Fortive Corp. 2.35% 2021	3,550	3,532
General Electric Capital Corp. 2.342% 2020	16,841	16,982
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,269
General Electric Co. 5.25% 2017	4,377	4,449
Hardwoods Acquisition Inc 7.50% 20211	4,700	4,218
Honeywell International Inc. 1.85% 2021	20,575	20,256
Honeywell International Inc. 2.50% 2026	9,375	9,000
Lima Metro Line Finance Ltd. 5.875% 20341,3	3,167	3,389
Lockheed Martin Corp. 1.85% 2018	1,100	1,102
Lockheed Martin Corp. 2.50% 2020	6,245	6,335
Lockheed Martin Corp. 3.10% 2023	1,345	1,378
Lockheed Martin Corp. 3.55% 2026	7,350	7,630
Lockheed Martin Corp. 4.50% 2036	715	783
Lockheed Martin Corp. 4.70% 2046	3,935	4,446
Red de Carreteras de Occidente 9.00% 20283	MXN61,570	3,294
Republic Services, Inc. 3.55% 2022	$500	521
Rockwell Collins, Inc. 2.80% 2022	8,510	8,597
Rockwell Collins, Inc. 3.20% 2024	9,105	9,241
Roper Technologies, Inc. 2.80% 2021	860	868
Roper Technologies, Inc. 3.80% 2026	2,080	2,141
Siemens AG 1.30% 20191	14,750	14,573
Siemens AG 2.15% 20201	5,000	5,028
Siemens AG 1.70% 20211	13,500	13,194
Siemens AG 2.70% 20221	30,620	31,035
Siemens AG 2.90% 20221	5,000	5,105
Siemens AG 2.35% 20261	9,595	9,071
Siemens AG 4.40% 20451	2,000	2,176
Union Pacific Corp. 5.75% 2017	12,250	12,438
United Technologies Corp. 2.30% 2022	15,000	14,963

The Bond Fund of America — Page 17 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$23,850	$23,939
USG Corp. 4.875% 20271	1,975	2,037
		381,678
Telecommunication services0.96%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,387
AT&T Inc. 3.00% 2022	$14,600	14,642
AT&T Inc. 3.80% 2024	25,643	26,312
AT&T Inc. 3.40% 2025	12,400	12,212
AT&T Inc. 4.25% 2027	31,159	32,277
AT&T Inc. 8.25% 2031	2,534	3,528
AT&T Inc. 4.35% 2045	5,379	5,019
AT&T Inc. 5.45% 2047	5,650	6,113
British Telecommunications PLC 9.125% 2030	1,800	2,743
Deutsche Telekom International Finance BV 1.50% 20191	18,900	18,645
Deutsche Telekom International Finance BV 1.95% 20211	28,130	27,435
Deutsche Telekom International Finance BV 2.82% 20221	25,141	25,309
Deutsche Telekom International Finance BV 3.60% 20271	2,088	2,129
Digicel Group Ltd. 6.00% 20211	4,140	3,985
Digicel Group Ltd. 7.125% 20221	1,975	1,731
France Télécom 9.00% 2031	3,770	5,716
Frontier Communications Corp. 11.00% 2025	5,000	4,663
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)3,4,5,6	1,734	1,669
Orange SA 2.75% 2019	3,230	3,272
SoftBank Group Corp. 3.36% 20231,3	22,050	22,298
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,613
TELUS Corp. 3.70% 2027	6,405	6,494
Verizon Communications Inc. 5.15% 2023	39,838	44,305
Verizon Communications Inc. 4.125% 2027	7,216	7,468
Verizon Communications Inc. 4.125% 2046	15,000	13,423
Verizon Communications Inc. 4.522% 2048	22,950	21,848
Zayo Group Holdings, Inc. 5.75% 20271	4,700	4,929
		330,165
Materials0.71%
Agrium Inc. 4.125% 2035	4,945	4,942
Air Liquide SA 2.50% 20261	7,400	7,071
ArcelorMittal 7.50% 2041	4,095	4,535
BHP Billiton Finance Ltd. 6.25% 20751	7,995	8,739
Consolidated Energy Finance SA 6.875% 20251	3,550	3,665
CRH America, Inc. 3.875% 20251	5,100	5,309
CRH America, Inc. 5.125% 20451	2,000	2,266
Dow Chemical Co. 4.125% 2021	2,500	2,658
Dow Chemical Co. 4.625% 2044	1,100	1,177
Ecolab Inc. 3.25% 2023	2,260	2,334
Ecolab Inc. 2.70% 2026	2,355	2,276
First Quantum Minerals Ltd. 7.25% 20221	5,000	5,125
First Quantum Minerals Ltd. 7.50% 20251	3,000	2,947
FMG Resources 4.75% 20221	3,050	3,069
FMG Resources 5.125% 20241	5,675	5,689
Georgia-Pacific Corp. 5.40% 20201	2,000	2,189
Hexion Inc. 6.625% 2020	3,000	2,752
Hexion Inc. 10.375% 20221	2,000	1,990
Holcim Ltd. 5.15% 20231	3,315	3,658

The Bond Fund of America — Page 18 of 43

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
International Paper Co. 3.65% 2024	$8,900	$9,185
LYB International Finance BV 3.50% 2027	15,315	15,129
LYB International Finance BV 4.875% 2044	800	851
LyondellBasell Industries NV 6.00% 2021	900	1,018
Olin Corp. 5.125% 2027	1,975	2,039
Packaging Corp. of America 4.50% 2023	1,585	1,703
Potash Corp. of Saskatchewan Inc. 4.00% 2026	9,120	9,423
Praxair, Inc. 2.25% 2020	8,339	8,423
Praxair, Inc. 3.00% 2021	2,500	2,570
Rio Tinto Finance PLC 3.75% 2025	12,000	12,643
Rio Tinto PLC 4.125% 2042	1,500	1,554
Sherwin-Williams Co. 2.75% 2022	6,735	6,738
Sherwin-Williams Co. 3.125% 2024	3,375	3,396
Sherwin-Williams Co. 3.45% 2027	17,885	18,049
Sherwin-Williams Co. 4.50% 2047	7,140	7,524
Vale Overseas Ltd. 5.875% 2021	38,080	40,974
Vale Overseas Ltd. 4.375% 2022	5,020	5,122
Vale Overseas Ltd. 6.25% 2026	11,625	12,570
Vale Overseas Ltd. 6.875% 2036	9,200	9,913
Vale Overseas Ltd. 6.875% 2039	3,150	3,394
Yara International ASA 7.875% 20191	2,175	2,392
		247,001
Total corporate bonds & notes		10,809,907
U.S. Treasury bonds & notes28.66% U.S. Treasury24.38%
U.S. Treasury 1.125% 2019	15,650	15,596
U.S. Treasury 1.625% 2019	121,450	121,898
U.S. Treasury 1.25% 2020	20,100	19,968
U.S. Treasury 1.25% 2020	12,750	12,672
U.S. Treasury 1.375% 2020	681	675
U.S. Treasury 1.50% 2020	80,000	79,938
U.S. Treasury 1.50% 2020	59,650	59,558
U.S. Treasury 1.50% 2020	37,610	37,567
U.S. Treasury 1.625% 20207	237,000	237,296
U.S. Treasury 1.75% 2020	165,290	165,756
U.S. Treasury 1.75% 2020	99,480	99,912
U.S. Treasury 2.00% 2020	110,240	111,524
U.S. Treasury 3.625% 2020	20,000	21,088
U.S. Treasury 1.125% 2021	17,435	16,996
U.S. Treasury 1.25% 2021	4,800	4,689
U.S. Treasury 1.375% 20217	133,000	131,574
U.S. Treasury 1.375% 2021	80,228	79,125
U.S. Treasury 1.375% 2021	37,369	36,896
U.S. Treasury 1.75% 2021	61,178	61,023
U.S. Treasury 2.00% 2021	102,120	103,030
U.S. Treasury 2.00% 2021	80,000	80,813
U.S. Treasury 2.00% 2021	50,250	50,654
U.S. Treasury 2.125% 2021	169,650	172,056
U.S. Treasury 2.125% 2021	93,000	94,206
U.S. Treasury 2.125% 2021	21,100	21,392
U.S. Treasury 2.25% 20217	192,000	195,800
U.S. Treasury 2.25% 2021	74,693	76,128

The Bond Fund of America — Page 19 of 43

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 3.625% 2021	$10,900	$11,640
U.S. Treasury 1.75% 2022	280,514	278,980
U.S. Treasury 1.75% 2022	205,200	203,998
U.S. Treasury 1.75% 2022	60,000	59,747
U.S. Treasury 1.75% 2022	4,044	4,008
U.S. Treasury 1.875% 2022	760,500	760,439
U.S. Treasury 1.875% 2022	132,000	132,078
U.S. Treasury 2.00% 2022	49,310	49,423
U.S. Treasury 2.125% 2022	324,830	327,432
U.S. Treasury 2.125% 2022	85,340	86,277
U.S. Treasury 1.375% 2023	26,123	25,073
U.S. Treasury 1.50% 2023	417,860	406,824
U.S. Treasury 1.625% 2023	38,265	37,422
U.S. Treasury 2.125% 2023	172,663	173,257
U.S. Treasury 2.25% 2023	200,000	201,992
U.S. Treasury 2.50% 2023	26,735	27,441
U.S. Treasury 2.00% 2024	487,993	484,026
U.S. Treasury 2.00% 2024	337,742	334,827
U.S. Treasury 2.00% 2024	95,000	94,287
U.S. Treasury 2.00% 2025	37,410	36,902
U.S. Treasury 2.125% 2025	61,750	61,379
U.S. Treasury 6.875% 2025	70,145	94,762
U.S. Treasury 1.625% 2026	32,158	30,569
U.S. Treasury 2.00% 2026	63,600	62,034
U.S. Treasury 2.25% 2027	153,200	152,535
U.S. Treasury 2.375% 2027	707,417	712,171
U.S. Treasury 4.50% 2036	84,207	108,814
U.S. Treasury 3.125% 2041	5,000	5,300
U.S. Treasury 2.75% 2042	11,000	10,885
U.S. Treasury 2.875% 2043	3,750	3,790
U.S. Treasury 2.875% 2045	121,150	122,003
U.S. Treasury 3.00% 2045	14,850	15,321
U.S. Treasury 2.25% 2046	53,600	47,269
U.S. Treasury 2.50% 2046	353,845	329,975
U.S. Treasury 2.50% 2046	2,000	1,864
U.S. Treasury 2.875% 2046	19,403	19,540
U.S. Treasury 3.00% 2047	614,941	635,308
U.S. Treasury 3.00% 2047	166,600	172,209
		8,429,631
U.S. Treasury inflation-protected securities4.25%
U.S. Treasury Inflation-Protected Security 0.625% 20248	128,914	130,860
U.S. Treasury Inflation-Protected Security 0.25% 20258	77,163	75,873
U.S. Treasury Inflation-Protected Security 0.375% 20258	81,966	81,441
U.S. Treasury Inflation-Protected Security 0.125% 20268	145,863	140,821
U.S. Treasury Inflation-Protected Security 0.625% 20268	129,838	130,768
U.S. Treasury Inflation-Protected Security 2.00% 20268	24,022	26,938
U.S. Treasury Inflation-Protected Security 0.375% 20278	387,823	381,235
U.S. Treasury Inflation-Protected Security 1.75% 20288	4,902	5,468
U.S. Treasury Inflation-Protected Security 2.125% 20418	13,755	17,233
U.S. Treasury Inflation-Protected Security 0.75% 20428	185,301	176,731
U.S. Treasury Inflation-Protected Security 1.375% 20448	69,801	76,094

The Bond Fund of America — Page 20 of 43

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 20468	$73,058	$73,112
U.S. Treasury Inflation-Protected Security 0.875% 20478	156,859	152,435
		1,469,009
Federal agency bonds & notes0.03%
Japan Finance Organization for Municipalities 2.125% 20191	10,000	10,015
Total U.S. Treasury bonds & notes		9,908,655
Mortgage-backed obligations22.02% Federal agency mortgage-backed obligations20.34%
Fannie Mae 3.113% 20173	753	754
Fannie Mae 11.001% 20203	11	12
Fannie Mae 5.00% 20233	866	917
Fannie Mae 5.50% 20233	4,657	4,975
Fannie Mae 6.00% 20233	138	149
Fannie Mae 4.50% 20243	2,915	3,069
Fannie Mae 4.50% 20253	3,315	3,493
Fannie Mae 4.50% 20253	2,226	2,348
Fannie Mae 4.50% 20253	1,619	1,709
Fannie Mae 6.00% 20263	2,489	2,801
Fannie Mae 2.50% 20273	15,120	15,301
Fannie Mae 2.50% 20273	4,744	4,801
Fannie Mae 2.50% 20273	1,359	1,375
Fannie Mae 2.50% 20273	987	999
Fannie Mae 2.50% 20273	713	721
Fannie Mae 2.50% 20273	502	508
Fannie Mae 5.50% 20273	1,148	1,272
Fannie Mae 2.50% 20283	16,380	16,571
Fannie Mae 6.00% 20283	353	398
Fannie Mae 2.50% 20313	10,588	10,651
Fannie Mae 2.50% 20323,9	1,246	1,252
Fannie Mae 3.00% 20323	44,204	45,407
Fannie Mae 3.00% 20323	34,542	35,483
Fannie Mae 3.00% 20323,9	16,000	16,420
Fannie Mae 6.50% 20323	107	112
Fannie Mae 3.00% 20353	24,627	25,054
Fannie Mae 3.50% 20353	3,061	3,188
Fannie Mae 3.00% 20363	118,730	120,604
Fannie Mae 3.00% 20363	28,938	29,394
Fannie Mae 4.00% 20363	18,892	20,077
Fannie Mae 4.00% 20363	8,441	8,971
Fannie Mae 4.00% 20363	6,543	6,954
Fannie Mae 4.00% 20363	5,446	5,788
Fannie Mae 4.00% 20363	3,458	3,675
Fannie Mae 4.00% 20363	3,443	3,659
Fannie Mae 4.00% 20363	3,438	3,654
Fannie Mae 4.00% 20363	1,606	1,707
Fannie Mae 7.00% 20363	136	151
Fannie Mae 7.50% 20363	348	386
Fannie Mae 8.00% 20363	190	212
Fannie Mae 3.00% 20373	64,478	65,496
Fannie Mae 3.00% 20373	36,965	37,548
Fannie Mae 6.00% 20373	521	565
Fannie Mae 6.00% 20373	238	251

The Bond Fund of America — Page 21 of 43

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 6.50% 20373	$1,130	$1,275
Fannie Mae 6.50% 20373	716	814
Fannie Mae 6.50% 20373	675	748
Fannie Mae 7.00% 20373	418	457
Fannie Mae 7.00% 20373	354	387
Fannie Mae 7.00% 20373	166	178
Fannie Mae 7.00% 20373	114	126
Fannie Mae 7.00% 20373	96	106
Fannie Mae 7.00% 20373	64	70
Fannie Mae 7.50% 20373	122	129
Fannie Mae 7.50% 20373	112	123
Fannie Mae 7.50% 20373	87	97
Fannie Mae 7.50% 20373	78	91
Fannie Mae 7.50% 20373	63	65
Fannie Mae 7.50% 20373	26	28
Fannie Mae 5.50% 20383	19	21
Fannie Mae 6.00% 20383	570	648
Fannie Mae 6.50% 20383	29,297	33,732
Fannie Mae 4.50% 20393	9,861	10,615
Fannie Mae 5.00% 20393	8,577	9,473
Fannie Mae 5.50% 20393	7,235	8,065
Fannie Mae 4.00% 20403	7,211	7,617
Fannie Mae 4.00% 20403	6,973	7,366
Fannie Mae 4.00% 20403	4,935	5,211
Fannie Mae 4.00% 20403	1,284	1,357
Fannie Mae 4.00% 20403	1,198	1,272
Fannie Mae 4.00% 20403	389	411
Fannie Mae 4.50% 20403	2,130	2,305
Fannie Mae 5.00% 20403	810	896
Fannie Mae 5.50% 20403	3,436	3,818
Fannie Mae 4.00% 20413	2,631	2,780
Fannie Mae 4.00% 20413	1,966	2,090
Fannie Mae 4.00% 20413	1,733	1,830
Fannie Mae 4.00% 20413	1,145	1,217
Fannie Mae 4.00% 20413	966	1,026
Fannie Mae 4.00% 20413	603	644
Fannie Mae 4.50% 20413	2,313	2,502
Fannie Mae 5.00% 20413	6,824	7,469
Fannie Mae 5.00% 20413	3,745	4,167
Fannie Mae 5.00% 20413	2,638	2,935
Fannie Mae 5.00% 20413	1,912	2,128
Fannie Mae 5.00% 20413	1,374	1,532
Fannie Mae 4.00% 20423	11,142	11,832
Fannie Mae 4.00% 20423	11,043	11,654
Fannie Mae 4.00% 20423	9,572	10,173
Fannie Mae 4.00% 20423	3,273	3,479
Fannie Mae 4.00% 20423	842	889
Fannie Mae 4.00% 20433	28,454	30,029
Fannie Mae 4.00% 20433	8,772	9,312
Fannie Mae 4.00% 20433	6,317	6,650
Fannie Mae 3.50% 20443	45,846	47,286
Fannie Mae 3.50% 20453	15,899	16,371
Fannie Mae 4.00% 20453	74,920	78,815
Fannie Mae 4.00% 20453	63,816	67,753

The Bond Fund of America — Page 22 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20453	$17,681	$18,728
Fannie Mae 4.00% 20453	10,488	11,135
Fannie Mae 3.00% 20463	116,613	116,549
Fannie Mae 3.00% 20463	140	140
Fannie Mae 3.50% 20463	49,586	51,063
Fannie Mae 3.50% 20463	32,120	33,075
Fannie Mae 3.50% 20463	15,440	15,899
Fannie Mae 3.50% 20463	9,004	9,272
Fannie Mae 3.50% 20463	1,283	1,321
Fannie Mae 4.00% 20463	6,406	6,785
Fannie Mae 4.50% 20463	35,447	38,034
Fannie Mae 4.50% 20463	33,269	35,702
Fannie Mae 4.50% 20463	4,929	5,297
Fannie Mae 4.50% 20463	3,166	3,397
Fannie Mae 4.50% 20463	2,071	2,167
Fannie Mae 4.50% 20463	1,611	1,688
Fannie Mae 4.50% 20463	1,358	1,463
Fannie Mae 4.50% 20463	1,227	1,317
Fannie Mae 4.50% 20463	1,146	1,230
Fannie Mae 4.50% 20463	1,034	1,118
Fannie Mae 3.00% 20473,9	151,300	150,839
Fannie Mae 3.00% 20473,9	128,740	128,549
Fannie Mae 3.50% 20473,9	88,105	90,470
Fannie Mae 3.50% 20473,9	4,430	4,541
Fannie Mae 4.00% 20473,9	278,764	292,501
Fannie Mae 4.00% 20473,9	250,000	262,774
Fannie Mae 4.00% 20473	211,199	222,180
Fannie Mae 4.00% 20473	15,036	15,818
Fannie Mae 4.50% 20473,9	270,000	289,596
Fannie Mae 4.50% 20473	50,000	53,741
Fannie Mae 4.50% 20473,9	19,000	20,355
Fannie Mae 4.50% 20473	15,699	16,850
Fannie Mae 4.50% 20473,9	160	171
Fannie Mae 7.00% 20473	50	56
Fannie Mae 7.00% 20473	14	16
Fannie Mae, Series 2001-4, Class GA, 9.311% 20253,4	30	33
Fannie Mae, Series 2001-4, Class NA, 9.472% 20253,4	19	21
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20263,4	6,665	6,495
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20273,4	4,047	4,072
Fannie Mae, Series 1998-W5, Class B3, 6.50% 20283	716	709
Fannie Mae, Series 2002-W7, Class A5, 7.50% 20293	138	164
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20313	1,281	1,394
Fannie Mae, Series 2001-20, Class E, 9.589% 20313,4	6	6
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20363	1,286	1,146
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20363	1,196	1,044
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20363	399	357
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20413	1,983	2,326
Fannie Mae, Series 2001-50, Class BA, 7.00% 20413	428	487
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20413	1,082	1,278
Fannie Mae, Series 2002-W1, Class 2A, 6.104% 20423,4	1,480	1,679
Freddie Mac 5.00% 20233	798	849
Freddie Mac 5.00% 20233	29	31
Freddie Mac 5.00% 20233	4	5
Freddie Mac 5.00% 20243	1,785	1,909

The Bond Fund of America — Page 23 of 43

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.50% 20303	$951	$1,019
Freddie Mac 3.50% 20343	13,023	13,561
Freddie Mac 3.00% 20353	2,573	2,623
Freddie Mac 3.00% 20353	2,128	2,169
Freddie Mac 3.50% 20353	25,921	26,993
Freddie Mac 3.50% 20353	21,417	22,302
Freddie Mac 3.50% 20353	3,483	3,628
Freddie Mac 4.00% 20363	43,014	45,813
Freddie Mac 4.00% 20363	9,195	9,778
Freddie Mac 4.00% 20363	3,302	3,511
Freddie Mac 4.00% 20363	2,927	3,113
Freddie Mac 3.00% 20373	1,761	1,787
Freddie Mac 3.50% 20373	18,473	19,186
Freddie Mac 4.50% 20373	4,335	4,663
Freddie Mac 5.50% 20373	1,514	1,683
Freddie Mac 5.50% 20373	39	43
Freddie Mac 5.50% 20373	8	9
Freddie Mac 7.00% 20373	152	162
Freddie Mac 7.50% 20373	318	353
Freddie Mac 5.50% 20383	1,187	1,321
Freddie Mac 5.50% 20383	474	528
Freddie Mac 5.50% 20383	201	224
Freddie Mac 5.50% 20383	129	144
Freddie Mac 4.50% 20393	1,093	1,175
Freddie Mac 5.00% 20393	8,089	8,876
Freddie Mac 5.50% 20393	9,334	10,317
Freddie Mac 5.50% 20393	2,829	3,151
Freddie Mac 4.50% 20403	19,727	21,210
Freddie Mac 5.50% 20403	5	6
Freddie Mac 4.50% 20413	8,158	8,772
Freddie Mac 4.50% 20413	2,056	2,211
Freddie Mac 4.50% 20413	1,165	1,253
Freddie Mac 4.50% 20413	385	414
Freddie Mac 5.00% 20413	6,684	7,343
Freddie Mac 5.00% 20413	2,961	3,244
Freddie Mac 5.50% 20413	4,161	4,637
Freddie Mac 4.00% 20423	8,415	8,917
Freddie Mac 4.00% 20433	15,462	16,432
Freddie Mac 4.00% 20453	38,568	40,990
Freddie Mac 3.50% 20463	67,385	69,283
Freddie Mac 3.50% 20463	35,826	36,959
Freddie Mac 3.50% 20463	34,347	35,368
Freddie Mac 3.50% 20463	29,873	30,818
Freddie Mac 3.50% 20463	14,889	15,308
Freddie Mac 3.50% 20463	3,902	4,017
Freddie Mac 3.50% 20463	3,344	3,444
Freddie Mac 3.50% 20463	2,809	2,892
Freddie Mac 3.50% 20463	1,982	2,041
Freddie Mac 3.50% 20463	1,662	1,711
Freddie Mac 3.50% 20463	1,035	1,055
Freddie Mac 4.00% 20463	27,582	29,039
Freddie Mac 4.00% 20463	1,052	1,119
Freddie Mac 4.00% 20463	989	1,056
Freddie Mac 4.50% 20463	2,198	2,355

The Bond Fund of America — Page 24 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.50% 20463	$1,083	$1,179
Freddie Mac 4.50% 20463	1,070	1,158
Freddie Mac 4.50% 20463	989	1,070
Freddie Mac 4.50% 20463	867	936
Freddie Mac 3.00% 20473,9	46,044	45,940
Freddie Mac 3.50% 20473,9	245,000	251,211
Freddie Mac 3.50% 20473,9	116,800	119,574
Freddie Mac 3.50% 20473,9	30,000	30,813
Freddie Mac 4.00% 20473,9	717,534	753,186
Freddie Mac 4.00% 20473	286,929	302,082
Freddie Mac 4.00% 20473	160,008	168,538
Freddie Mac 4.00% 20473,9	150,000	157,740
Freddie Mac 4.50% 20473,9	194,300	208,095
Freddie Mac 4.50% 20473	6,362	6,817
Freddie Mac 6.50% 20473	199	222
Freddie Mac Pool #760014 2.981% 20453,4	17,588	18,098
Freddie Mac, Series 2890, Class KT, 4.50% 20193	397	406
Freddie Mac, Series KF02, Class A2, multifamily (1-month USD-LIBOR + 0.55%) 1.545% 20203,4	7,761	7,770
Freddie Mac, Series KF02, Class A3, multifamily (1-month USD-LIBOR + 0.63%) 1.625% 20203,4	3,642	3,647
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20233	3,435	3,475
Freddie Mac, Series 2626, Class NG, 3.50% 20233	11	11
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20233,4	24,490	26,009
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20243	19,735	20,188
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20243	13,500	13,930
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20253,4	7,000	7,337
Freddie Mac, Series K061, Class A2, multifamily, 3.347% 20263	8,570	8,931
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20273	5,705	5,877
Freddie Mac, Series 2122, Class QM, 6.25% 20293	765	837
Freddie Mac, Series 3136, Class OP, principal only, 0% 20363	856	767
Freddie Mac, Series 3147, Class OD, principal only, 0% 20363	795	703
Freddie Mac, Series 3149, Class MO, principal only, 0% 20363	724	664
Freddie Mac, Series 3149, Class AO, principal only, 0% 20363	626	569
Freddie Mac, Series 3156, Class PO, principal only, 0% 20363	14	12
Freddie Mac, Series 3257, Class PA, 5.50% 20363	8,192	9,286
Freddie Mac, Series 3286, Class JN, 5.50% 20373	6,045	6,536
Freddie Mac, Series 3318, Class JT, 5.50% 20373	3,470	3,748
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20503	6,125	6,444
Government National Mortgage Assn. 10.00% 20213	22	23
Government National Mortgage Assn. 2.50% 20283	2,751	2,796
Government National Mortgage Assn. 5.00% 20353	682	736
Government National Mortgage Assn. 6.00% 20383	5,968	6,745
Government National Mortgage Assn. 6.50% 20383	213	243
Government National Mortgage Assn. 5.00% 20393	1,021	1,096
Government National Mortgage Assn. 4.50% 20403	1,996	2,145
Government National Mortgage Assn. 5.50% 20403	5,521	6,177
Government National Mortgage Assn. 3.50% 20413	26	27
Government National Mortgage Assn. 4.00% 20413	224	238
Government National Mortgage Assn. 4.50% 20413	11,762	12,545
Government National Mortgage Assn. 4.50% 20413	1,107	1,179
Government National Mortgage Assn. 4.50% 20413	816	869
Government National Mortgage Assn. 4.50% 20413	585	622
Government National Mortgage Assn. 5.00% 20413	6,206	6,666
Government National Mortgage Assn. 3.50% 20423	692	708
Government National Mortgage Assn. 3.50% 20433	2,626	2,722

The Bond Fund of America — Page 25 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20433	$603	$641
Government National Mortgage Assn. 4.50% 20433	317	337
Government National Mortgage Assn. 4.00% 20453	411	433
Government National Mortgage Assn. 4.00% 20453	—	—
Government National Mortgage Assn. 4.50% 20453	54,094	57,533
Government National Mortgage Assn. 4.50% 20453	54,006	57,439
Government National Mortgage Assn. 4.50% 20453	45,502	48,395
Government National Mortgage Assn. 4.50% 20453	45,194	48,067
Government National Mortgage Assn. 4.50% 20453	17,258	18,355
Government National Mortgage Assn. 4.50% 20453	2,877	3,060
Government National Mortgage Assn. 4.50% 20453	2,667	2,836
Government National Mortgage Assn. 4.50% 20453	836	889
Government National Mortgage Assn. 4.00% 20473,9	362,800	381,762
Government National Mortgage Assn. 4.00% 20473	203,204	214,607
Government National Mortgage Assn. 4.00% 20473	201,825	213,024
Government National Mortgage Assn. 4.00% 20473	56,988	60,049
Government National Mortgage Assn. 4.00% 20473,9	50,000	52,539
Government National Mortgage Assn. 4.00% 20473	16,850	17,802
Government National Mortgage Assn. 4.00% 20473	10,060	10,621
Government National Mortgage Assn. 4.50% 20473	48,716	51,854
Government National Mortgage Assn. 4.50% 20473	46,400	49,453
Government National Mortgage Assn. 4.50% 20473	29,708	31,611
Government National Mortgage Assn. 4.50% 20473,9	1,075	1,142
Government National Mortgage Assn. 5.637% 20593	17	17
Government National Mortgage Assn. 4.795% 20613	246	252
Government National Mortgage Assn. 4.809% 20613	272	280
Government National Mortgage Assn. 4.822% 20613	1,359	1,384
Government National Mortgage Assn. 4.889% 20613	737	752
Government National Mortgage Assn. 5.081% 20613	974	1,009
Government National Mortgage Assn. 4.666% 20633	629	646
Government National Mortgage Assn. 4.774% 20643	963	986
Government National Mortgage Assn. 5.20% 20643	57	59
Government National Mortgage Assn. 6.64% 20643	31	32
Government National Mortgage Assn. 4.975% 20653	718	742
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.454% 20173,4	646	647
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.517% 20203,4	753	753
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.534% 20203,4	973	974
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20563	58,412	58,516
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 20563	6,836	6,927
		7,034,532
Collateralized mortgage-backed (privately originated)1.15%
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.216% 20231,3,4	711	720
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.166% 20243,4	206	206
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.416% 20243,4	290	291
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.416% 20243,4	123	123
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.816% 20241,3,4	649	656
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.716% 20253,4	62	62
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.916% 20283,4	655	657
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20323	128	143
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20323	17	19

The Bond Fund of America — Page 26 of 43

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal?amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20333	$1,016	$1,094
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20333	16	17
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.666% 20233,4	1,263	1,268
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.616% 20233,4	1,764	1,786
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.666% 20243,4	1,406	1,410
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.866% 20243,4	2,192	2,227
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.416% 20243,4	17,865	18,359
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20243,4	345	347
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.716% 20243,4	4,930	5,002
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.316% 20253,4	368	369
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.166% 20253,4	7,950	8,103
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20253,4	3,409	3,424
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 20571,3,4	397	400
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	27,590	27,879
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 20191,3,4	80,410	80,448
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A1, (1-month USD-LIBOR + 1.17%) 2.287% 20191,3,4	10,000	10,008
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,2,3	9,533	9,632
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,2,3,4	1,381	1,397
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,2,3	17,977	17,978
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,3	1,265	1,265
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.116% 20491,3,4	2,918	2,919
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.636% 20373,4	11,366	9,854
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,3,4	32,484	32,423
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20561,3,4	14,069	14,062
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	136,273	137,655
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	4,908	4,980
		397,183
Commercial mortgage-backed securities0.50%
Aventura Mall Trust, Series A, 3.743% 20321,3,4	8,000	8,402
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.158% 20513,4	1,524	1,524
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.466% 20513,4	3,420	3,449
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 20423,4	1,926	1,932
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 20503,4	413	414
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20503,4	5,730	5,795
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.385% 20493,4	7,468	7,589
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 20503	6,460	6,765
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.656% 20431,3,4	305	305
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20341,3	28,025	28,784
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20403,4	1,200	1,199
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 20441,3	10,000	10,724
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20493	762	762
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20493,4	13,585	13,639
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 20431,3,4	4,000	4,349
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20513	11,009	11,071
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,3	13,727	14,450
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20403,4	23,456	23,487
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866% 20453,4	3,517	3,540
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20453,4	8,680	8,794
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70% 20493	405	406
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20493,4	430	429
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20291,3	6,885	7,148

The Bond Fund of America — Page 27 of 43

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal?amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 20441,3	$4,950	$5,356
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20471,3,4	1,485	1,615
		171,928
Other mortgage-backed securities0.03%
Credit Mutuel-CIC Home Loan SFH 1.50% 20171,3	4,400	4,404
Westpac Banking Corp. 1.25% 20171,3	4,425	4,422
		8,826
Total mortgage-backed obligations		7,612,469
Asset-backed obligations9.01%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20191,3	1,000	1,002
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20211,3	14,075	14,048
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20211,3	11,000	10,958
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20211,3	9,175	9,130
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20203	72,450	72,467
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 20193	351	351
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20193	2,590	2,589
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20193	747	747
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 20193	15,177	15,171
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20203	14,840	14,831
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20203	5,965	5,964
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20213	645	652
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 20223	5,000	4,969
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20223	6,030	6,066
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	4,645	4,706
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 20251,3,4	17,805	17,805
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 20191,3	670	670
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 20191,3	523	524
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20201,3	8,365	8,475
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20211,3	5,473	5,476
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 20211,3	987	989
BA Credit Card Trust, Series 2015-A2, Class A, 1.36% 20203	87,805	87,745
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20191,3	617	617
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.225% 20261,3,4	37,720	37,729
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20251,3,4	33,385	33,387
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 20193	10,555	10,540
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20223	10,580	10,568
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 20203	12,000	12,004
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1, 1.39% 20213	255,414	255,324
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20213	66,062	66,110
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20193	4,372	4,369
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20193	29,000	28,982
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 20193	5,835	5,836
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20203	539,214	538,441
Chase Issuance Trust, Series 2013-A1, Class A1, 1.30% 20203	44,325	44,286
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20203	16,711	16,698
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.589% 20203	11,955	12,004
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20203	268,400	268,665
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 20203	8,900	8,910
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20191,3	1,011	1,011
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20191,3	934	934

The Bond Fund of America — Page 28 of 43

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20211,3	$2,500	$2,505
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.568% 20241,3,4	21,342	21,387
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 20221,3	753	753
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20251,3	3,465	3,503
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 20203	8,984	9,004
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.366% 20203,4	13,590	13,676
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1, 5.35% 20203	11,400	11,659
CLI Funding V LLC, Series 2013-1A, Class Note, 2.83% 20281,3	4,002	3,944
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20281,3	1,103	1,094
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20291,3	6,167	6,143
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20291,3	7,264	7,263
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 2.909% 20333,4	312	312
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,3	5,675	5,675
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,3	401	401
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20191,3	712	712
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,3	1,413	1,417
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20201,3	11,128	11,108
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,3	13,796	13,782
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20211,3	3,500	3,558
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20211,3	2,395	2,444
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20221,3	6,800	6,798
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.339% 20353,4	3,483	3,324
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.299% 20373,4	5,127	4,821
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.309% 20373,4	7,736	7,325
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 20203	10,600	10,601
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.509% 20203,4	9,970	9,990
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20361,3	2,218	2,222
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 20181,3	11,070	11,070
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20181,3	17,005	17,025
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 20191,3	10,643	10,640
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20193	20,135	20,137
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20191,3	473	474
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20211,3	22,850	22,912
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20211,3	11,716	11,782
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20211,3	3,536	3,564
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20211,3	2,500	2,512
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20211,3	5,644	5,686
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20211,3	11,925	12,042
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20211,3	18,000	18,282
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20223	16,640	16,693
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20221,3	12,725	12,824
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20221,3	2,890	2,922
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 20191,3	502	502
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,3	13,589	13,576
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,3	16,091	16,092
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20211,3	4,350	4,346
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20211,3	1,365	1,376
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20221,3	6,875	6,891
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20221,3	8,860	8,919

The Bond Fund of America — Page 29 of 43

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20221,3	$3,735	$3,775
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.472% 20231,3,4	9,572	9,590
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + .98%) 2.138% 20251,3,4	22,055	22,057
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20221,3	7,435	7,450
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20201,3	7,750	7,917
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20201,3	1,000	1,019
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 20211,3	16,968	16,940
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20211,3	3,335	3,387
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20211,3	1,000	1,032
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20211,3	3,540	3,633
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20193	1,306	1,305
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.367% 20231,3,4	22,870	22,908
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20211,3	12,635	12,624
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 20193	105,000	104,894
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20251,3	3,680	3,715
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20261,3	24,110	24,218
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20261,3	9,165	9,258
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20271,3	13,500	13,413
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20271,3	20,400	20,523
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20271,3	23,070	23,332
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20281,3	28,535	28,907
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20213	4,621	4,592
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 20213	18,000	18,031
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20223	10,890	10,909
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20371,3	7,399	7,490
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20221,3	9,635	9,679
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 20221,3	3,500	3,527
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.194% 20411,3,4	1,462	1,381
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.359% 20411,3,4	1,845	1,800
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.517% 20281,3,4	1,285	1,285
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20191,3	28,500	28,416
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,3	20,548	20,445
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20211,3	1,939	1,944
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 20221,3	5,000	4,945
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.146% 20353,4	4,142	4,084
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 20183	1,098	1,098
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31% 20203	53,464	53,449
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 20181,3	11,995	11,992
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.376% 20373,4	3,932	3,749
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, (1-month USD-LIBOR + 0.45%) 1.609% 20333,4	116	116
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 20403	272	276
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 20403	139	143
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 20403	457	470
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.216% 20251,3,4	23,200	23,200
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.462% 20231,3,4	16,791	16,816
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 20211,2,3	469	471
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 20251,3,4	11,095	11,104
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20251,3	3,203	3,210
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 20251,3,4	16,995	17,013
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 20241,3,4	15,804	15,804
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 20343	66	67

The Bond Fund of America — Page 30 of 43

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.346% 20363,4	$602	$569
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20193	228	228
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20193	1,179	1,180
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20203	30,000	29,991
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20203	1,620	1,621
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20203	2,750	2,756
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20203	2,053	2,058
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 20203	12,410	12,466
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20203	4,000	4,025
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20203	267	267
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20213	14,110	14,179
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 20213	1,150	1,157
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20213	4,980	5,017
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20213	14,335	14,404
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20213	5,820	5,880
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20213	14,215	14,394
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20223	1,200	1,202
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20223	14,545	14,552
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20223	7,310	7,415
SLM Private Credit Student Loan Trust, Series 2014-A, Class A1, (1-month USD-LIBOR + 0.60%) 1.759% 20221,3,4	168	168
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 1.906% 20233,4	20,280	20,202
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.056% 20233,4	19,946	20,013
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.256% 20233,4	5,000	5,035
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 20233,4	32,693	33,420
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.616% 20253,4	4,764	4,698
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.916% 20293,4	4,991	5,007
SLM Private Credit Student Loan Trust, Series 2012-3, Class A, (1-month USD-LIBOR + 0.65%) 1.866% 20383,4	1,544	1,552
SLM Private Credit Student Loan Trust, Series 2013-4, Class A, (1-month USD-LIBOR + 0.55%) 1.766% 20433,4	3,917	3,916
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,3	3,766	3,774
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 20251,3,4	22,255	22,257
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 20251,3,4	58,285	58,290
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20381,3	2,839	2,797
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20381,3	2,820	2,819
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20391,3	2,073	2,065
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20391,3	6,460	6,457
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20421,3	7,535	7,843
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20421,3	7,560	7,548
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,3	9,350	9,315
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20211,3	26,780	26,891
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,3	2,000	2,016
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,3	2,500	2,518
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20193	3,453	3,451
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.224% 20261,3,4	22,525	22,531
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20191,3	17,100	17,084
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,3	29,680	29,699
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20211,3	4,500	4,546
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,3	3,000	3,011
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20251,3	1,146	1,146

The Bond Fund of America — Page 31 of 43

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.639% 20223,4	$1,600	$1,604
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20203	3,000	2,995
		3,114,870
Bonds & notes of governments & government agencies outside the U.S.2.39%
Abu Dhabi (Emirate of) 3.125% 20261	5,000	5,074
Argentine Republic 6.875% 2021	3,075	3,303
Argentine Republic 7.50% 2026	4,925	5,307
Argentine Republic 8.28% 20333,6	4,984	5,547
Argentine Republic 0% 2035	25,700	2,319
Argentine Republic 7.625% 2046	4,250	4,363
Armenia (Republic of) 7.15% 20251	4,810	5,282
Belarus (Republic of) 6.875% 20231	775	793
Bermuda 4.138% 20231	1,700	1,781
Bermuda 4.854% 20241	10,650	11,564
Bermuda 3.717% 20271	5,800	5,851
Brazil (Federative Republic of) 10.00% 2025	BRL14,000	4,133
Brazil (Federative Republic of) Global 6.00% 2026	$29,700	32,121
Brazil (Federative Republic of) Global 5.625% 2047	6,590	6,310
Brazil (Federative Republic of) 6.00% 20508	BRL16,727	5,260
Brazil (Federative Republic of) 6.00% 20558	30,414	9,650
Buenos Aires (City of) 8.95% 20213	$1,000	1,118
Cote d’Ivoire (Republic of) 6.375% 20281,3	7,275	7,373
Dominican Republic 7.50% 20213	950	1,052
Dominican Republic 5.875% 20243	1,640	1,734
Dominican Republic 5.50% 20251	10,380	10,769
Dominican Republic 6.875% 20261	4,300	4,821
Egypt (Arab Republic of) 7.50% 20271	3,200	3,405
Egypt (Arab Republic of) 8.50% 20471	2,245	2,426
FMS Wertmanagement 1.00% 2017	4,400	4,395
FMS Wertmanagement 1.625% 2018	6,400	6,417
Honduras (Republic of) 8.75% 2020	4,175	4,758
Honduras (Republic of) 7.50% 20243	3,330	3,700
Honduras (Republic of) 6.25% 20271	1,400	1,452
Hungary 4.00% 2019	3,000	3,102
Hungary 5.375% 2023	5,950	6,630
India (Republic of) 7.80% 2021	INR980,600	15,782
India (Republic of) 8.83% 2023	387,200	6,617
India (Republic of) 8.60% 2028	1,015,200	17,563
India (Republic of) 7.61% 2030	1,833,000	30,122
India (Republic of) 7.88% 2030	1,667,000	27,579
Indonesia (Republic of) 3.75% 2022	$13,255	13,641
Indonesia (Republic of) 3.375% 2023	9,350	9,411
Iraq (Republic of) 5.80% 20283	5,150	4,589
Japan, Series 18, 0.10% 20248	¥5,396,760	49,772
Japan, Series 20, 0.10% 20258	8,508,500	78,923
Japan, Series 21, 0.10% 20268	1,499,385	13,935
Japan, Series 22, 0.10% 20278	2,205,522	20,576
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 1.682% 20204	$23,448	23,461
Jordan (Hashemite Kingdom of) 6.125% 20261	2,090	2,143
Jordan (Hashemite Kingdom of) 5.75% 20271	615	613
Kazakhstan (Republic of) 5.125% 20251	2,250	2,449
Kazakhstan (Republic of) 6.50% 20451	2,250	2,670
Kenya (Republic of) 6.875% 20241	6,425	6,585

The Bond Fund of America — Page 32 of 43

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Kuwait (State of) 2.75% 20221	$11,650	$11,705
Kuwait (State of) 3.50% 20271	17,900	18,319
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,998
Morocco (Kingdom of) 4.25% 2022	5,400	5,668
Morocco (Kingdom of) 5.50% 2042	7,200	8,005
Nigeria (Federal Republic of) 6.375% 2023	1,990	2,053
Pakistan (Islamic Republic of) 5.50% 20211	2,335	2,438
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,528
Panama (Republic of) 4.50% 20473	1,290	1,308
Paraguay (Republic of) 5.00% 20261	1,575	1,668
Paraguay (Republic of) 5.00% 2026	900	953
Paraguay (Republic of) 4.70% 20271	600	617
Portuguese Republic 5.125% 2024	91,000	93,047
Portuguese Republic 4.125% 2027	€25,500	31,832
Saudi Arabia (Kingdom of) 2.375% 20211	$14,200	13,990
Saudi Arabia (Kingdom of) 2.894% 20221	9,000	9,025
Saudi Arabia (Kingdom of) 3.25% 20261	13,470	13,370
South Africa (Republic of) 5.50% 2020	1,000	1,062
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	700	717
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	845
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	6,336
Sri Lanka (Democratic Socialist Republic of) 6.20% 20271	955	956
Swedish Export Credit Corp. 2.875% 20231	9,000	8,986
Turkey (Republic of) 5.625% 2021	19,350	20,554
Turkey (Republic of) 9.00% 2024	TRY11,025	2,952
Turkey (Republic of) 4.25% 2026	$7,700	7,326
Turkey (Republic of) 4.875% 2026	3,580	3,538
Turkey (Republic of) 8.00% 2034	1,250	1,553
Turkey (Republic of) 6.00% 2041	2,820	2,896
Turkey (Republic of) 5.75% 2047	6,050	5,933
United Mexican States 4.00% 2023	8,000	8,384
United Mexican States 3.60% 2025	7,600	7,710
United Mexican States 4.125% 2026	1,600	1,667
United Mexican States 4.15% 2027	6,015	6,236
United Mexican States 5.55% 2045	2,500	2,809
United Mexican States, Series M, 6.50% 2021	MXN65,000	3,571
Uruguay (Oriental Republic of) 9.875% 2022	UYU143,870	5,216
Zambia (Republic of) 5.375% 2022	$1,315	1,235
Zambia (Republic of) 8.97% 20271,3	3,245	3,465
		827,712
Municipals1.21% Illinois0.55%
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	10,000	10,860
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	32,925	33,087
G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	91,225	85,489
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	730
G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,528
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,157
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	6,864
G.O. Bonds, Series 2013-B, 4.91% 2027	1,800	1,662
G.O. Bonds, Series 2014, 5.00% 2039	17,900	17,899
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	2,600	2,671
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	846
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,213

The Bond Fund of America — Page 33 of 43

unaudited

Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal?amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	$5,850	$5,920
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,254
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,340
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,090	1,126
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 1.91% 2050 (put 2025)4	6,275	6,204
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,660	1,780
		188,630
New Jersey0.09%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY,4.447% 2020	15,500	15,919
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,176
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,142
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,397
		32,634
South Carolina0.09%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,320	1,415
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	6,255	6,650
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	7,500	8,136
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2037	12,500	13,843
		30,044
Michigan0.08%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,311
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,715	20,614
		26,925
California0.07%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,017
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	10,000	11,436
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,285	1,294
		22,747
Texas0.04%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	198
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,123
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	7,000	8,151
		15,472
Tennessee0.04%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,770	1,860
Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	6,090	6,498
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,325	1,393
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	5,130	5,470
		15,221

The Bond Fund of America — Page 34 of 43

unaudited

Bonds, notes & other debt instruments Municipals (continued) Minnesota0.04%	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$7,565	$8,023
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	1,000	1,062
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,650	4,877
		13,962
Ohio0.03%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	10,000	9,759
New York0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,161
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,646
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,662
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,750	2,889
		8,358
Wisconsin0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	3,140	3,295
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	4,260	4,450
		7,745
Nebraska0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,805	1,900
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,990	5,280
		7,180
Florida0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,696
Maine0.02%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	6,035	6,310
Puerto Rico0.02%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.289% 20294	7,665	6,132
Connecticut0.02%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	5,465	5,765
Maryland0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,825	4,989

The Bond Fund of America — Page 35 of 43

unaudited

Bonds, notes & other debt instruments Municipals (continued) Kentucky0.01%	Principal?amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$2,215	$2,280
Missouri0.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,870	1,984
Iowa0.01%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,820	1,944
Utah0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,395	1,488
Wyoming0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,245	1,325
Massachusetts0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,205	1,274
		418,864
Federal agency bonds & notes0.05%
Federal Home Loan Bank 2.75% 2018	16,635	16,851
Total bonds, notes & other debt instruments (cost: $32,414,669,000)		32,709,328
Preferred securities0.01% Financials0.01%	Shares
CoBank, ACB, Class E, noncumulative1	6,250	3,887
Total preferred securities (cost: $5,820,000)		3,887
Common stocks0.01% Information technology0.01%
Corporate Risk Holdings I, Inc.2,10	188,850	2,941
Corporate Risk Holdings Corp.2,10	955	—
		2,941
Health care0.00%
Rotech Healthcare Inc.2,10	342,069	1,149
Materials0.00%
Warrior Met Coal, Inc.1,2	56,285	887
Industrials0.00%
Atrium Corp.1,2,10	985	1
Total common stocks (cost: $15,325,000)		4,978

The Bond Fund of America — Page 36 of 43

unaudited

Short-term securities14.32%	Principal?amount (000)	Value (000)
Apple Inc. 0.88%–1.03% due 7/13/2017–9/18/20171	$115,000	$114,765
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.17% due 7/5/2017	50,000	49,992
Chariot Funding, LLC 1.18% due 7/19/20171	30,000	29,981
Ciesco LLC 1.10% due 8/7/20171	50,000	49,935
Coca-Cola Co. 1.20% due 11/2/20171	25,000	24,897
Eli Lilly and Co. 0.87% due 7/11/20171	50,000	49,984
Emerson Electric Co. 0.90% due 8/2/20171	69,500	69,429
ExxonMobil Corp. 1.05% due 7/17/2017	8,100	8,096
Federal Home Loan Bank 0.80%–1.04% due 7/3/2017–10/3/2017	2,706,400	2,703,648
Freddie Mac 0.88% due 9/5/2017	75,000	74,872
Japanese Treasury Discount Bills (0.34)% due 9/11/2017	¥68,000,000	604,680
Johnson & Johnson 1.08% due 9/6/20171	$23,200	23,151
Mitsubishi UFJ Trust and Banking Corp. 1.16% due 7/20/20171	33,300	33,278
Pfizer Inc. 0.93% due 7/20/20171	50,000	49,970
Qualcomm Inc. 0.91% due 7/20/20171	46,200	46,171
U.S. Bank, N.A. 0% due 10/24/2017	100,000	100,009
U.S. Treasury Bills 0.78%–1.07% due 7/6/2017–12/21/2017	844,900	843,273
Wal-Mart Stores, Inc. 1.12% due 7/17/20171	48,900	48,875
Walt Disney Co. 0.92% due 8/4/20171	25,000	24,973
Total short-term securities (cost: $4,949,325,000)		4,949,979
Total investment securities 108.94% (cost: $37,385,139,000)		37,668,172
Other assets less liabilities (8.94)%		(3,092,245)
Net assets 100.00%		$34,575,927

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 6/30/201712 (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Euro-Bund Futures	Long	48	September 2017	$4,800	$8,874	$(150)
10 Year U.S. Treasury Note Futures	Long	5,588	September 2017	558,800	701,469	(3,535)
20 Year U.S. Treasury Bond Futures	Long	544	September 2017	54,400	83,606	660
30 Year Ultra U.S. Treasury Bond Futures	Short	165	September 2017	(16,500)	(27,369)	157
10 Year Ultra U.S. Treasury Note Futures	Short	9,553	September 2017	(955,300)	(1,287,864)	4,191
5 Year U.S. Treasury Note Futures	Long	84,740	October 2017	8,474,000	9,985,418	(26,203)
2 Year U.S. Treasury Note Futures	Short	162	October 2017	(32,400)	(35,010)	28
30 Day Federal Funds Futures	Long	5,589	October 2017	2,328,750	2,300,873	(124)
90 Day Euro Dollar Futures	Short	1,351	March 2018	(337,750)	(332,481)	(447)
90 Day Euro Dollar Futures	Short	1,610	December 2018	(402,500)	(395,255)	(830)
						$(26,253)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD5,148	AUD6,900	Citibank	7/7/2017	$(155)
USD25,409	AUD34,300	JPMorgan Chase	7/7/2017	(951)
USD1,601	KRW1,800,000	Citibank	7/10/2017	28

The Bond Fund of America — Page 37 of 43

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD480	GBP370	Bank of New York Mellon	7/10/2017	$(2)
USD5,058	MXN92,628	Bank of America, N.A.	7/10/2017	(37)
USD12,577	MXN231,000	Bank of America, N.A.	7/10/2017	(130)
USD15,857	AUD21,000	Bank of America, N.A.	7/10/2017	(281)
USD2,829	TRY10,125	UBS AG	7/11/2017	(39)
USD14,191	SGD19,600	JPMorgan Chase	7/11/2017	(47)
USD10,400	JPY1,150,000	HSBC Bank	7/14/2017	169
USD21,003	CAD27,800	JPMorgan Chase	7/14/2017	(441)
USD14,849	KRW16,600,000	JPMorgan Chase	7/17/2017	336
USD55,715	INR3,600,000	HSBC Bank	7/17/2017	150
USD17,870	INR1,148,500	JPMorgan Chase	7/17/2017	143
BRL14,250	USD4,275	Citibank	7/17/2017	10
USD15,067	AUD20,000	Barclays Bank PLC	7/17/2017	(301)
USD115	TRY405	JPMorgan Chase	7/19/2017	1
USD9,901	BRL33,150	JPMorgan Chase	7/20/2017	(59)
USD3,900	BRL13,000	JPMorgan Chase	7/21/2017	(5)
MXN47,480	USD2,606	Bank of America, N.A.	7/24/2017	(2)
USD1,288	AUD1,700	JPMorgan Chase	7/24/2017	(18)
USD4,152	AUD5,500	Citibank	7/27/2017	(74)
JPY1,934,584	USD17,400	Citibank	7/27/2017	(179)
USD3,303	MXN59,392	Citibank	7/28/2017	47
USD769	MXN14,000	Citibank	7/28/2017	1
USD18,402	SEK160,200	Goldman Sachs	7/28/2017	(646)
USD9,325	BRL31,150	JPMorgan Chase	7/31/2017	(11)
JPY816,191	USD7,300	Bank of America, N.A.	8/4/2017	(32)
USD49,262	JPY5,520,000	Citibank	8/10/2017	95
USD19,110	INR1,238,700	JPMorgan Chase	8/10/2017	53
USD1,009	INR65,350	Citibank	8/10/2017	3
USD6,833	EUR6,050	JPMorgan Chase	9/7/2017	(103)
USD12,206	EUR10,800	JPMorgan Chase	9/7/2017	(175)
USD12,417	EUR11,000	JPMorgan Chase	9/7/2017	(193)
USD447,804	JPY50,000,000	Goldman Sachs	9/11/2017	1,824
USD161,031	JPY18,000,000	Goldman Sachs	9/11/2017	478
USD46,191	JPY5,250,000	Citibank	9/13/2017	(641)
USD10,547	JPY1,170,000	JPMorgan Chase	11/10/2017	79
				$(1,105)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
0.27%	SONIA	9/14/2017	£14,150,000	$553	$—	$553
U.S. EFFR	1.1745%	11/1/2017	$38,040,100	1,141	—	1,141
U.S. EFFR	1.17865%	11/1/2017	19,019,900	380	—	380
U.S. EFFR	1.19125%	11/1/2017	11,850,000	119	—	119
U.S. EFFR	1.18625%	11/1/2017	6,895,000	69	—	69
U.S. EFFR	1.201%	11/1/2017	3,185,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	3,185,000	—	—	—

The Bond Fund of America — Page 38 of 43

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.199%	11/1/2017	$1,600,000	$—	$—	$—
U.S. EFFR	1.2085%	11/1/2017	4,400,000	(44)	—	(44)
U.S. EFFR	1.212%	11/1/2017	3,300,000	(66)	—	(66)
1.18625%	U.S. EFFR	11/1/2017	6,600,000	(66)	—	(66)
U.S. EFFR	1.211%	11/1/2017	3,450,000	(69)	—	(69)
U.S. EFFR	1.204%	11/1/2017	8,370,000	(84)	—	(84)
U.S. EFFR	1.2165%	11/1/2017	17,600,000	(352)	—	(352)
SONIA	0.295%	11/2/2017	£12,030,000	470	—	470
U.S. EFFR	1.26%	1/31/2018	$3,400,000	102	—	102
U.S. EFFR	1.2695%	1/31/2018	3,300,000	33	—	33
1.135%	3-month Canada BA	6/22/2018	C$1,238,000	(1,041)	—	(1,041)
1.1325%	3-month Canada BA	6/23/2018	631,000	(555)	—	(555)
3-month Canada BA	1.1875%	6/28/2018	1,239,000	707	—	707
3-month Canada BA	1.2075%	6/28/2018	630,000	262	—	262
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	1,373	—	1,373
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	786	—	786
1.385%	U.S. EFFR	3/14/2019	$1,086,000	87	—	87
1.329%	U.S. EFFR	3/27/2019	430,000	(417)	—	(417)
1.33125%	U.S. EFFR	3/27/2019	450,000	(418)	—	(418)
1.32625%	U.S. EFFR	4/5/2019	233,800	(253)	—	(253)
1.34875%	U.S. EFFR	4/5/2019	407,500	(281)	—	(281)
1.313%	U.S. EFFR	4/13/2019	126,000	(175)	—	(175)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	288	—	288
3-month USD-LIBOR	1.5145%	4/19/2019	$942,000	1,083	—	1,083
3-month USD-LIBOR	1.512%	4/19/2019	472,000	566	—	566
1.345%	U.S. EFFR	5/3/2019	440,000	(418)	—	(418)
3-month USD-LIBOR	1.54%	5/18/2019	110,000	92	—	92
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	966	—	966
3-month USD-LIBOR	1.504%	6/8/2019	$362,500	631	—	631
3-month USD-LIBOR	1.5055%	6/8/2019	362,500	620	—	620
1.337%	U.S. EFFR	6/8/2019	725,000	(1,015)	—	(1,015)
3-month USD-LIBOR	1.5395%	6/12/2019	362,500	395	—	395
1.367%	U.S. EFFR	6/12/2019	362,500	(305)	—	(305)
3-month USD-LIBOR	1.546%	6/14/2019	440,000	444	—	444
3-month USD-LIBOR	1.553%	6/14/2019	304,000	268	—	268
1.37%	U.S. EFFR	6/14/2019	304,000	(240)	—	(240)
3-month USD-LIBOR	1.555%	6/21/2019	362,500	352	—	352
1.362%	U.S. EFFR	6/21/2019	362,500	(363)	—	(363)
3-month USD-LIBOR	1.5445%	6/28/2019	362,500	460	—	460
1.351%	U.S. EFFR	6/28/2019	362,500	(460)	—	(460)
3-month USD-LIBOR	1.566%	6/30/2019	50,000	40	—	40
3-month USD-LIBOR	0.821%	7/8/2019	95,000	1,492	—	1,492
1.8725%	3-month USD-LIBOR	3/20/2020	240,000	1,068	—	1,068
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	1,192	—	1,192
3-month USD-LIBOR	1.305%	4/25/2021	$293,000	5,708	—	5,708
3-month USD-LIBOR	1.0695%	6/17/2021	160,000	4,774	—	4,774
3-month USD-LIBOR	1.086%	6/21/2021	74,000	2,172	—	2,172
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	(650)	—	(650)
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,185	—	1,185
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,170	—	1,170
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	12,733	—	12,733
3-month USD-LIBOR	1.25%	9/23/2021	430,000	11,012	—	11,012
3-month USD-LIBOR	1.225%	9/23/2021	346,500	9,227	—	9,227

The Bond Fund of America — Page 39 of 43

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	1.2796%	10/11/2021	$345,000	$8,584	$—	$8,584
1.88984%	3-month USD-LIBOR	1/17/2022	350,000	(284)	—	(284)
3-month USD-LIBOR	1.917%	1/20/2022	118,000	(42)	—	(42)
1.967%	3-month USD-LIBOR	1/26/2022	125,000	315	—	315
3-month USD-LIBOR	2.01215%	2/2/2022	143,000	(629)	—	(629)
3-month USD-LIBOR	2.074%	2/17/2022	160,000	(1,130)	—	(1,130)
3-month USD-LIBOR	2.0525%	3/27/2022	150,000	(865)	—	(865)
3-month USD-LIBOR	1.962%	5/3/2022	45,000	(60)	—	(60)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	301	—	301
2.80%	3-month USD-LIBOR	9/2/2022	$785,000	7,222	—	7,222
1.176%	3-month USD-LIBOR	2/16/2023	240,000	(10,634)	—	(10,634)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(4,001)	—	(4,001)
1.309%	3-month USD-LIBOR	9/27/2023	27,000	(1,184)	—	(1,184)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(210)	—	(210)
3-month USD-LIBOR	2.202%	2/2/2024	180,000	(1,404)	—	(1,404)
2.296%	3-month USD-LIBOR	3/21/2024	125,000	1,665	—	1,665
3-month USD-LIBOR	2.82125%	4/11/2024	22,000	(1,027)	—	(1,027)
3-month USD-LIBOR	2.168%	5/15/2024	70,000	(333)	—	(333)
3-month USD-LIBOR	2.7455%	6/19/2024	5,000	(211)	—	(211)
3-month USD-LIBOR	1.902%	2/2/2025	3,000	51	—	51
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,459)	—	(1,459)
2.59%	3-month USD-LIBOR	3/27/2025	$130,000	1,039	—	1,039
2.524%	3-month USD-LIBOR	4/14/2025	123,000	581	—	581
2.2725%	3-month USD-LIBOR	6/8/2025	30,000	(224)	—	(224)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,230)	—	(1,230)
3-month USD-LIBOR	2.1145%	12/10/2025	$10,000	61	—	61
3-month USD-LIBOR	2.149%	1/7/2026	10,000	39	—	39
3-month USD-LIBOR	2.0235%	1/13/2026	38,000	526	—	526
3-month USD-LIBOR	1.9615%	1/14/2026	110,000	2,061	—	2,061
6-month JPY-LIBOR	0.3822%	1/15/2026	¥5,100,000	(663)	—	(663)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	3,737	—	3,737
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	(94)	—	(94)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	84	—	84
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(158)	—	(158)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(83)	—	(83)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(181)	—	(181)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(165)	—	(165)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(359)	—	(359)
3-month USD-LIBOR	1.3805%	7/5/2026	$78,000	5,452	—	5,452
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(3,326)	—	(3,326)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(113)	—	(113)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(2,018)	—	(2,018)
2.191%	3-month USD-LIBOR	1/17/2027	$50,000	(258)	—	(258)
2.202%	3-month USD-LIBOR	1/17/2027	103,000	(433)	—	(433)
3-month USD-LIBOR	2.5705%	3/14/2027	212,000	(5,915)	—	(5,915)
2.4805%	3-month USD-LIBOR	3/21/2027	125,000	2,475	—	2,475
2.333%	3-month USD-LIBOR	3/29/2027	150,000	992	—	992
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	746	—	746
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	(357)	—	(357)
3-month USD-LIBOR	2.272%	4/13/2027	$22,500	(23)	—	(23)
3-month USD-LIBOR	2.262%	4/18/2027	10,000	(1)	—	(1)
3-month USD-LIBOR	2.2225%	4/19/2027	104,000	358	—	358
3-month USD-LIBOR	2.22%	4/19/2027	53,000	195	—	195

The Bond Fund of America — Page 40 of 43

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	$626	$—	$626
0.8153%	6-month EURIBOR	4/28/2027	€69,000	(495)	—	(495)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	(148)	—	(148)
6-month GBP-LIBOR	1.206%	5/16/2027	£37,500	555	—	555
6-month GBP-LIBOR	1.215%	5/16/2027	37,500	513	—	513
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	(755)	—	(755)
3-month USD-LIBOR	2.1385%	6/2/2027	$15,000	173	—	173
7.11%	28-day MXN-TIIE	6/21/2027	MXN1,500,000	—	—	—
3-month USD-LIBOR	2.7315%	3/27/2030	$68,000	(911)	—	(911)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(561)	—	(561)
3-month USD-LIBOR	2.451%	6/8/2030	16,000	190	—	190
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(5,425)	—	(5,425)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	3,756	—	3,756
3.4275%	3-month USD-LIBOR	4/11/2034	23,000	3,171	—	3,171
2.523%	3-month USD-LIBOR	12/8/2035	5,000	34	—	34
3-month USD-LIBOR	2.3505%	1/20/2045	3,000	110	—	110
3-month USD-LIBOR	2.943%	7/17/2045	40,000	(3,488)	—	(3,488)
3-month USD-LIBOR	2.6995%	9/2/2045	40,000	(1,448)	—	(1,448)
3-month USD-LIBOR	2.7055%	9/2/2045	50,000	(1,873)	—	(1,873)
3-month USD-LIBOR	2.6785%	9/4/2045	60,000	(1,906)	—	(1,906)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	106	—	106
3-month USD-LIBOR	2.525%	10/20/2045	28,000	17	—	17
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(31)	—	(31)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(1,114)	—	(1,114)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(119)	—	(119)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(333)	—	(333)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(603)	—	(603)
3-month USD-LIBOR	2.4095%	1/14/2046	30,000	758	—	758
3-month USD-LIBOR	2.396%	1/19/2046	25,000	703	—	703
3-month USD-LIBOR	1.991%	6/13/2046	8,000	922	—	922
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	462	—	462
1.803%	3-month USD-LIBOR	7/14/2046	11,000	(1,717)	—	(1,717)
3-month USD-LIBOR	2.403%	11/21/2046	25,000	680	—	680
2.5445%	3-month USD-LIBOR	12/6/2046	45,000	157	—	157
2.542%	3-month USD-LIBOR	12/6/2046	17,000	50	—	50
3-month USD-LIBOR	2.7265%	12/22/2046	97,000	(4,165)	—	(4,165)
2.6625%	3-month USD-LIBOR	1/27/2047	35,000	1,020	—	1,020
2.664%	3-month USD-LIBOR	2/2/2047	56,000	1,648	—	1,648
2.66515%	3-month USD-LIBOR	2/2/2047	28,000	831	—	831
3-month USD-LIBOR	2.6915%	2/23/2047	16,000	(568)	—	(568)
3-month USD-LIBOR	2.798%	3/15/2047	26,000	(1,531)	—	(1,531)
3-month USD-LIBOR	2.743%	3/21/2047	52,500	(2,459)	—	(2,459)
3-month USD-LIBOR	2.601%	4/6/2047	23,300	(367)	—	(367)
3-month USD-LIBOR	2.609%	4/6/2047	23,200	(406)	—	(406)
3-month USD-LIBOR	2.4885%	4/19/2047	21,000	185	—	185
3-month USD-LIBOR	2.4965%	4/19/2047	21,000	148	—	148
3-month USD-LIBOR	2.409%	4/20/2047	21,000	551	—	551
3-month USD-LIBOR	2.4615%	4/20/2047	24,000	353	—	353
3-month USD-LIBOR	2.5025%	5/5/2047	20,000	114	—	114
1.4903%	6-month GBP-LIBOR	5/16/2047	£14,500	(483)	—	(483)
1.4763%	6-month GBP-LIBOR	5/16/2047	14,500	(548)	—	(548)
2.3825%	3-month USD-LIBOR	6/9/2047	$10,000	(321)	—	(321)
3-month USD-LIBOR	2.465%	6/15/2047	25,000	350	—	350

The Bond Fund of America — Page 41 of 43

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.4225%	6/16/2047	$4,000	$93	$—	$93
2.5205%	3-month USD-LIBOR	7/5/2047	10,000	—	—	—
					$—	$40,659

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$44,100	$(3,180)	$(1,146)	$(2,034)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	582,600	(40,185)	(41,808)	1,623
					$(42,954)	$(411)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $4,923,358,000, which represented 14.24% of the net assets of the fund.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,478,000, which represented .17% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $44,293,000, which represented .13% of the net assets of the fund.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $268,762,000, which represented .78% of the net assets of the fund.
8	Index-linked bond whose principal amount moves with a government price index.
9	Purchased on a TBA basis.
10	Security did not produce income during the last 12 months.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.

The Bond Fund of America — Page 42 of 43

unaudited

Key to abbreviations and symbols
Agcy. = Agency
AMT = Alternative Minimum Tax
AUD = Australian dollars
Auth. = Authority
BA = Banker’s acceptances
BRL = Brazilian reais
CAD/C$ = Canadian dollars
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GBP/£ = British pounds
G.O. = General Obligation
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SEK/SKr = Swedish kronor
SGD = Singapore dollars
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To-be-announced
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD/$ = U.S. dollars
UYU = Uruguayan pesos

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-008-0817O-S60644	The Bond Fund of America — Page 43 of 43

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2017